UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21574

Eaton Vance Floating-Rate Income Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2007

Item 1. Reports to Stockholders

Semiannual Report November 30, 2007

EATON VANCE
FLOATING-
RATE INCOME
TRUST

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Floating-Rate Income Trust as of November 30, 2007

INVESTMENT UPDATE

Performance for the Six Months ended November 30, 2007

• Based on share price, Eaton Vance Floating-Rate Income Trust (the “Fund”), a closed-end fund traded on the New York Stock Exchange, had a total return of -16.16% for the six months ended November 30, 2007. That return was the result of a decrease in share price to $15.62 on November 30, 2007, from $19.48 on May 31, 2007, and the reinvestment of $0.762 in distributions.(1)

• Based on net asset value (NAV), the Fund had a total return of -4.09% for the six months ended November 30, 2007. That return was the result of a decrease in NAV to $17.41 on November 30, 2007, from $18.98 on May 31, 2007, and the reinvestment of all distributions.(1)

• For performance comparison, the S&P/LSTA Leveraged Loan Index – an unmanaged index of U.S. dollar-denominated leveraged loans – had a total return of -1.45% for the six months ended November 30, 2007.(2)

Investment Environment

• The loan market underwent an unprecedented correction in the third quarter of 2007 that resulted from a decline in loan demand, combined with an increase in the supply of new loan issuance. Average loan market prices fell 4%-5% in July and August. The risk aversion that began in the subprime mortgage area spread to the leveraged loan market through increased credit spreads and loan price volatility, which in turn further reduced demand from key market participants, including hedge funds, collateralized loan participation funds and mutual funds. With investor demand falling and loan supply rising to record levels, prices fell to levels not seen since 2002.

• Interestingly, this market decline was distinguished from previous corrections by the fact that corporate loan default rates have remained at historic lows, 0.5% according to Standard & Poor’s. Thus, while there were increasing signs of a weakening economy, the market decline was primarily based on technical factors. The silver lining in the correction is that effective loan credit spreads widened from roughly 200 basis points (2.00%) over LIBOR – the London- Interbank Offered Rate, used by banks as a base for loans to large commercial and industrial companies – to around 350 basis points (3.50%) by the end of the Fund’s six-month period, well above average historical levels.

The Fund’s Investments

• The Fund’s investment objective is to provide a high level of current income. As a secondary objective, it may also seek preservation of capital to the extent consistent with its primary goal of high current income. Under normal market conditions, the Fund invests at least 80% of its total assets in senior, secured floating-rate loans (“senior loans”). In managing the Fund, the investment adviser seeks to invest in a portfolio of senior loans that will be less volatile over time than the general loan market. The Fund may also invest in second lien loans and high yield bonds, and (as discussed below) employs leverage, which may increase risk.

• The Fund’s investments included senior loans to 476 borrowers spanning 39 industries at November 30, 2007, with an average loan size of 0.19% of total investments, and no industry constituting more than 9% of total investments. Health care, publishing, business equipment and services, chemicals and plastics, and cable and satellite television were the largest industry weightings.(3)

• The Fund is well diversified in terms of industry, market and geography – a strategy management believes should help the Fund weather an economic downturn. The Fund had a 10.2% exposure to European loans, which provided further diversification and the

(1) Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares. Absent an expense waiver by the investment adviser, returns would be lower.

(2) It is not possible to invest directly in an Index. The Index’s total return reflects changes in value of the loans constituting the Index and accrual of interest and does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the loans represented in the Index. Unlike the Fund, the Index’s return does not reflect the effect of leverage, such as the issuance of Auction Preferred Shares.

(3) Holdings and industry weightings are subject to change due to active management.

The views expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund Shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Eaton Vance Floating-Rate Income Trust as of November 30, 2007

FUND PERFORMANCE

opportunity for yield enhancement. Loans denominated in foreign currencies were hedged to protect against foreign currency risk.(1)

• The Fund’s exposure to builders and developers of housing was less than 1%. Home builders have struggled in the recent economic climate; however, management believes that these loans should benefit from the security and collateral that back these exposures. The Fund did not have any direct exposure to subprime or prime mortgage lenders during the year ended November 30, 2007.(1)

• The Fund’s net asset value per share reflected the market correction, declining in July and August, before temporarily rebounding somewhat in September and October.

• At November 30, 2007, the Fund had leverage in the amount of approximately 40.1% of the Fund’s total assets. The Fund employs leverage through the issuance of Auction Preferred Shares (“APS”).(2) Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). The cost of the Fund’s APS rises and falls with changes in short-term interest rates. Such increases/ decreases in cost of the Fund’s APS may be offset by increased/decreased income from the Fund’s senior loan investments.

Fund performance as of 11/30/07(3)

New York Stock Exchange Symbol	EFT
Average Annual Total Return (by share price, NYSE)
Six Months	-16.16%
One Year	-7.72
Life of Fund (6/29/04)	1.71

Average Annual Total Return (at net asset value)
Six Months	-4.09%
One Year	0.84
Life of Fund (6/29/04)	4.99

(1) Holdings and industry weightings are subject to change due to active management.

(2)In the event of a rise in long-term interest rates, the value of the Fund’s investment portfolio could decline, which would reduce the asset coverage for its Auction Preferred Shares.

(3)Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares. Absent an expense waiver by the investment adviser, the returns would be lower.

Top Ten Holdings(4)

By total investments

Sungard Data Systems, Inc.	1.3%
Charter Communications Operating, Inc.	1.1
NRG Energy, Inc.	1.0
Georgia-Pacific Corp.	0.9
Community Health Systems, Inc.	0.8
Iceland Foods Group Ltd.	0.8
Univision Communications, Inc.	0.8
UPC Broadband Holding B.V.	0.8
Metro-Goldwyn-Mayer Studios, Inc.	0.8
Idearc, Inc.	0.7

(4) Reflects the Fund’s investments as of November 30, 2007. Holdings are shown as a percentage of the Fund’s total investments. Fund information may not be representative of current or future investments and may change due to active management.

Top Five Industries(5)

By total investments

Health Care	8.5%
Publishing	7.1
Business Equipment & Services	6.7
Chemicals and Plastics	6.2
Cable & Satellite Television	6.1

(5) Reflects the Fund’s investments as of November 30, 2007. Industries are shown as a percentage of the Fund’s total investments. Fund information may not be representative of current or future investments and are subject to change due to active management.

Credit Quality Ratings for Total Loan Investments(6)

By total loan investments

Baa	2.1%
Ba	51.0
B	29.8
Caa	3.0
Non-Rated(7)	14.1

(6) Credit Quality ratings are those provided by Moody’s, a nationally recognized bond rating service. As a percentage of the Fund’s total loan investments as of November 30, 2007. Fund information may not be representative of current or future investments and may change due to active management.

(7) Certain loans in which the Fund invests are not rated by a rating agency. In management’s opinion, such securities are comparable to securities rated by a rating agency in the categories listed above.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Floating-Rate Income Trust as of November 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

	Senior Floating-Rate Interests — 150.8%(1)
	Principal Amount*	Borrower/Tranche Description	Value
	Aerospace and Defense — 2.7%
	ACTS Aero Technical Support & Service, Inc.
	$792,821	Term Loan, 8.47%, Maturing October 5, 2014	$761,108
	CACI International, Inc.
	2,135,688	Term Loan, 6.47%, Maturing May 3, 2011	2,076,956
	Colt Defense, LLC
	997,500	Term Loan, 8.07%, Maturing July 9, 2014	991,266
	DAE Aviation Holdings, Inc.
	535,245	Term Loan, 7.80%, Maturing July 31, 2009	534,576
	605,974	Term Loan, 8.93%, Maturing July 31, 2014	601,429
	458,781	Term Loan, 8.93%, Maturing July 31, 2014	455,340
	Evergreen International Aviation
	1,483,893	Term Loan, 8.32%, Maturing October 31, 2011	1,446,796
	Forgins International Holdings
	951,950	Term Loan, 9.72%, Maturing February 11, 2015	951,950
	Hawker Beechcraft Acquisition
	187,234	Term Loan, 5.20%, Maturing March 26, 2014	179,774
	2,201,702	Term Loan, 7.17%, Maturing March 26, 2014	2,113,978
	Hexcel Corp.
	406,116	Term Loan, 6.66%, Maturing March 1, 2012	397,994
	IAP Worldwide Services, Inc.
	1,056,188	Term Loan, 11.50%, Maturing December 30, 2012	961,131
	Spirit AeroSystems, Inc.
	1,288,790	Term Loan, 6.90%, Maturing December 31, 2011	1,266,237
	TransDigm, Inc.
	1,800,000	Term Loan, 7.20%, Maturing June 23, 2013	1,762,875
	Vought Aircraft Industries, Inc.
	1,285,835	Term Loan, 7.34%, Maturing December 17, 2011	1,259,047
	Wesco Aircraft Hardware Corp.
	1,264,250	Term Loan, 7.45%, Maturing September 29, 2013	1,240,545
	Wyle Laboratories, Inc.
	275,691	Term Loan, 7.42%, Maturing January 28, 2011	271,555
			$17,272,557
	Air Transport — 1.1%
	Airport Development and Investment, Ltd.
GBP	1,972,140	Term Loan, 10.28%, Maturing April 7, 2011	$3,870,849
	Delta Air Lines, Inc.
	1,346,625	Term Loan, 8.08%, Maturing April 30, 2014	1,294,202
	Northwest Airlines, Inc.
	2,326,500	DIP Loan, 6.69%, Maturing August 21, 2008	2,220,644
			$7,385,695

	Principal Amount*	Borrower/Tranche Description	Value
	Automotive — 5.9%
	Accuride Corp.
	$1,797,212	Term Loan, 6.69%, Maturing January 31, 2012	$1,753,405
	Adesa, Inc.
	4,588,500	Term Loan, 7.45%, Maturing October 18, 2013	4,354,977
	Affina Group, Inc.
	1,210,323	Term Loan, 7.96%, Maturing November 30, 2011	1,174,013
	Allison Transmission, Inc.
	1,000,000	Term Loan, Maturing September 30, 2014(2)	938,750
	3,350,000	Term Loan, 8.17%, Maturing September 30, 2014	3,135,751
	AxleTech International Holding, Inc.
	1,950,000	Term Loan, 11.73%, Maturing April 21, 2013	1,918,312
	CSA Acquisition Corp.
	261,806	Term Loan, 7.75%, Maturing December 23, 2011	255,698
	654,366	Term Loan, 7.75%, Maturing December 23, 2011	639,098
	491,250	Term Loan, 7.75%, Maturing December 23, 2012	475,284
	Dana Corp.
	2,575,000	Term Loan, 7.30%, Maturing March 30, 2008	2,561,896
	Dayco Products, LLC
	2,167,878	Term Loan, 7.73%, Maturing June 21, 2011	2,066,937
	Delphi Corp.
	1,000,000	DIP Loan, 8.75%, Maturing July 1, 2008	998,750
	Federal-Mogul Corp.
	2,989,770	Revolving Loan, 6.37%, Maturing December 31, 2007(3)	2,945,545
	Ford Motor Co.
	1,960,188	Term Loan, 8.70%, Maturing December 15, 2013	1,835,671
	General Motors Corp.
	3,605,287	Term Loan, 7.62%, Maturing November 29, 2013	3,417,362
	Goodyear Tire & Rubber Co.
	2,675,000	Term Loan, 6.43%, Maturing April 30, 2010	2,517,844
	HLI Operating Co., Inc.
EUR	87,273	Term Loan, 6.92%, Maturing May 30, 2014	124,901
EUR	1,508,945	Term Loan, 7.53%, Maturing May 30, 2014	2,145,690
	Keystone Automotive Operations, Inc.
	1,491,244	Term Loan, 8.40%, Maturing January 12, 2012	1,366,974
	LKQ Corp.
	1,150,000	Term Loan, 6.91%, Maturing October 12, 2014	1,147,125
	TriMas Corp.
	262,500	Term Loan, 6.79%, Maturing August 2, 2011	258,234
	1,126,125	Term Loan, 7.23%, Maturing August 2, 2013	1,107,825
	United Components, Inc.
	1,304,510	Term Loan, 6.87%, Maturing June 30, 2010	1,258,852
			$38,398,894

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Beverage and Tobacco — 0.5%
	Constellation Brands, Inc.
	$1,200,000	Term Loan, 6.61%, Maturing June 5, 2013	$1,171,000
	Culligan International Co.
EUR	1,075,000	Term Loan, 9.23%, Maturing May 31, 2013	1,333,358
	Southern Wine & Spirits of America, Inc.
	819,023	Term Loan, 6.70%, Maturing May 31, 2012	811,856
			$3,316,214
	Brokers, Dealers and Investment Houses — 0.2%
	AmeriTrade Holding Corp.
	$1,094,591	Term Loan, 6.32%, Maturing December 31, 2012	$1,067,796
			$1,067,796
	Building and Development — 5.8%
	Beacon Sales Acquisition, Inc.
	$767,250	Term Loan, 7.21%, Maturing September 30, 2013	$717,379
	Brickman Group Holdings, Inc.
	1,791,000	Term Loan, 7.14%, Maturing January 23, 2014	1,690,256
	Building Materials Corp. of America
	1,563,217	Term Loan, 7.94%, Maturing February 22, 2014	1,322,035
	Capital Automotive (REIT)
	1,372,138	Term Loan, 6.47%, Maturing December 16, 2010	1,347,424
	Epco/Fantome, LLC
	1,632,000	Term Loan, 7.59%, Maturing November 23, 2010	1,623,840
	Hovstone Holdings, LLC
	1,435,699	Term Loan, 6.32%, Maturing February 28, 2009	1,306,487
	LNR Property Corp.
	3,125,000	Term Loan, 7.63%, Maturing July 3, 2011	2,999,025
	Metroflag BP, LLC
	500,000	Term Loan, 13.65%, Maturing July 1, 2008	482,500
	Mueller Water Products, Inc.
	1,436,087	Term Loan, 6.73%, Maturing May 24, 2014	1,372,659
	NCI Building Systems, Inc.
	400,742	Term Loan, 6.66%, Maturing June 18, 2010	384,712
	Nortek, Inc.
	4,934,250	Term Loan, 7.08%, Maturing August 27, 2011	4,662,866
	November 2005 Land Investors
	396,647	Term Loan, 7.56%, Maturing May 9, 2011	337,150
	Panolam Industries Holdings, Inc.
	551,628	Term Loan, 7.95%, Maturing September 30, 2012	524,046
	PLY GEM Industries, Inc.
	2,038,215	Term Loan, 7.95%, Maturing August 15, 2011	1,874,138
	76,156	Term Loan, 7.95%, Maturing August 15, 2011	70,026

Principal Amount*	Borrower/Tranche Description	Value
Building and Development (continued)
Realogy Corp.
$981,061	Term Loan, 4.97%, Maturing September 1, 2014	$861,862
3,634,829	Term Loan, 8.24%, Maturing September 1, 2014	3,193,197
South Edge, LLC
843,750	Term Loan, 6.88%, Maturing October 31, 2009	759,375
Stile Acquisition Corp.
1,293,004	Term Loan, 7.12%, Maturing April 6, 2013	1,189,698
Stile U.S. Acquisition Corp.
1,295,212	Term Loan, 7.12%, Maturing April 6, 2013	1,191,730
Tousa/Kolter, LLC
1,444,467	Term Loan, 8.46%, Maturing January 7, 2008	1,299,587
TRU 2005 RE Holding Co.
4,575,000	Term Loan, 7.72%, Maturing December 9, 2008	4,450,139
United Subcontractors, Inc.
925,000	Term Loan, 11.91%, Maturing June 27, 2013	749,250
Wintergames Acquisition ULC
3,089,197	Term Loan, 8.08%, Maturing April 24, 2008	3,066,028
		$37,475,409
Business Equipment and Services — 10.5%
ACCO Brands Corp.
$1,366,700	Term Loan, 7.00%, Maturing August 17, 2012	$1,321,144
Activant Solutions, Inc.
791,263	Term Loan, 6.95%, Maturing May 1, 2013	745,765
1,000,000	Term Loan, 8.00%, Maturing May 1, 2013	942,500
Acxiom Corp.
1,496,000	Term Loan, 6.47%, Maturing September 15, 2012	1,436,160
Affiliated Computer Services
2,370,000	Term Loan, 6.74%, Maturing March 20, 2013	2,306,861
908,813	Term Loan, 6.79%, Maturing March 20, 2013	884,601
Affinion Group, Inc.
2,619,470	Term Loan, 7.47%, Maturing October 17, 2012	2,528,881
Allied Security Holdings, LLC
1,397,273	Term Loan, 8.20%, Maturing June 30, 2010	1,378,060
Buhrmann US, Inc.
957,664	Term Loan, 7.34%, Maturing December 31, 2010	940,905
DynCorp International, LLC
1,198,868	Term Loan, 7.25%, Maturing February 11, 2011	1,135,927
Education Management, LLC
2,886,491	Term Loan, 7.00%, Maturing June 1, 2013	2,746,135
Info USA, Inc.
663,238	Term Loan, 7.20%, Maturing February 14, 2012	653,290
iPayment, Inc.
1,764,668	Term Loan, 6.99%, Maturing May 10, 2013	1,627,906

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Business Equipment and Services (continued)
ista International GmbH
EUR	1,188,822	Term Loan, 6.34%, Maturing May 14, 2015	$1,591,078
EUR	236,178	Term Loan, 6.34%, Maturing May 14, 2015	316,092
Kronos, Inc.
	1,246,875	Term Loan, 7.45%, Maturing June 11, 2014	1,189,207
Language Line, Inc.
	3,900,675	Term Loan, 8.34%, Maturing June 11, 2011	3,782,029
Mitchell International, Inc.
	1,000,000	Term Loan, 10.50%, Maturing March 28, 2015	910,000
N.E.W. Holdings I, LLC
	500,000	Term Loan, Maturing May 22, 2014(2)	460,000
	2,086,654	Term Loan, 7.59%, Maturing May 22, 2014	1,974,688
Protection One, Inc.
	2,240,573	Term Loan, 7.20%, Maturing March 31, 2012	2,153,751
Quantum Corp.
	451,250	Term Loan, 8.70%, Maturing July 12, 2014	439,969
Quintiles Transnational Corp.
	1,875,000	Term Loan, 9.20%, Maturing March 31, 2014	1,828,125
Sabre, Inc.
	1,000,000	Term Loan, Maturing September 30, 2014(2)	920,000
	5,377,363	Term Loan, 6.96%, Maturing September 30, 2014	4,966,739
Serena Software, Inc.
	1,082,188	Term Loan, 7.18%, Maturing March 10, 2013	1,045,212
Sitel (Client Logic)
	2,092,940	Term Loan, 7.32%, Maturing January 29, 2014	1,904,575
Solera Holdings, LLC
EUR	895,500	Term Loan, 6.75%, Maturing May 15, 2014	1,268,454
SunGard Data Systems, Inc.
	14,273,143	Term Loan, 6.90%, Maturing February 11, 2013	13,801,829
TDS Investor Corp.
EUR	1,054,228	Term Loan, 6.98%, Maturing August 23, 2013	1,487,484
	1,500,739	Term Loan, 7.45%, Maturing August 23, 2013	1,431,061
	301,124	Term Loan, 7.45%, Maturing August 23, 2013	287,143
Transaction Network Services, Inc.
	706,995	Term Loan, 7.48%, Maturing May 4, 2012	696,390
Valassis Communications, Inc.
	499,032	Term Loan, 6.95%, Maturing March 2, 2014	467,530
VWR International, Inc.
	1,825,000	Term Loan, 7.70%, Maturing June 28, 2013	1,734,891
WAM Acquisition, S.A.
EUR	276,689	Term Loan, 6.57%, Maturing May 4, 2014	385,239
EUR	173,311	Term Loan, 6.57%, Maturing May 4, 2014	241,328
EUR	276,689	Term Loan, 6.82%, Maturing May 4, 2015	387,100
EUR	173,311	Term Loan, 6.82%, Maturing May 4, 2015	242,484

Principal Amount*		Borrower/Tranche Description	Value
Business Equipment and Services (continued)
West Corp.
	$3,687,820	Term Loan, 7.28%, Maturing October 24, 2013	$3,530,062
			$68,090,595
Cable and Satellite Television — 9.8%
Atlantic Broadband Finance, LLC
	$3,950,158	Term Loan, 7.45%, Maturing February 10, 2011	$3,833,300
Bragg Communications, Inc.
	3,142,125	Term Loan, 7.58%, Maturing August 31, 2014	3,142,125
Bresnan Broadband Holdings, LLC
	550,000	Term Loan, 7.18%, Maturing March 29, 2014	526,281
	1,325,000	Term Loan, 9.64%, Maturing March 29, 2014	1,266,479
Charter Communications Operating, Inc.
	12,297,231	Term Loan, 6.99%, Maturing April 28, 2013	11,486,081
CSC Holdings, Inc.
	5,418,800	Term Loan, 6.42%, Maturing March 29, 2013	5,149,068
CW Media Holdings, Inc.
	700,000	Term Loan, 8.50%, Maturing February 15, 2015	696,500
Insight Midwest Holdings, LLC
	5,925,000	Term Loan, 7.00%, Maturing April 6, 2014	5,743,547
Kabel BW GmbH and Co.
EUR	500,000	Term Loan, 7.26%, Maturing June 9, 2013	703,422
EUR	500,000	Term Loan, 7.76%, Maturing June 9, 2014	706,633
MCC Iowa, LLC
	1,512,500	Term Loan, 6.21%, Maturing March 31, 2010	1,440,656
Mediacom Broadband Group
	2,925,617	Term Loan, 6.53%, Maturing January 31, 2015	2,766,797
Mediacom Illinois, LLC
	4,067,389	Term Loan, 6.53%, Maturing January 31, 2015	3,837,146
NTL Investment Holdings, Ltd.
	2,782,878	Term Loan, 7.22%, Maturing March 30, 2012	2,683,738
GBP	580,056	Term Loan, 8.29%, Maturing March 30, 2012	1,135,360
GBP	294,944	Term Loan, 8.29%, Maturing March 30, 2012	577,302
Orion Cable GmbH
EUR	1,175,000	Term Loan, 7.47%, Maturing October 31, 2014	1,686,995
EUR	1,175,000	Term Loan, 7.98%, Maturing October 31, 2015	1,695,081
ProSiebenSat.1 Media AG
EUR	608,000	Term Loan, 6.19%, Maturing March 2, 2015(3)	798,746
EUR	11,076	Term Loan, 6.55%, Maturing June 26, 2015	14,995
EUR	272,924	Term Loan, 6.55%, Maturing June 26, 2015	369,492
EUR	608,000	Term Loan, 6.40%, Maturing March 2, 2016(3)	803,208
EUR	625,000	Term Loan, 6.93%, Maturing September 2, 2016(3)	792,027
EUR	425,644	Term Loan, 8.20%, Maturing March 2, 2017(3)	540,436

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Cable and Satellite Television (continued)
UPC Broadband Holding B.V.
EUR	4,500,000	Term Loan, 6.30%, Maturing October 16, 2011	$6,230,024
	2,175,000	Term Loan, 7.13%, Maturing December 31, 2014	2,056,734
YPSO Holding SA
EUR	541,621	Term Loan, 6.64%, Maturing July 28, 2014	759,629
EUR	209,021	Term Loan, 6.64%, Maturing July 28, 2014	293,154
EUR	249,358	Term Loan, 6.64%, Maturing July 28, 2014	349,727
EUR	1,000,000	Term Loan, 6.89%, Maturing July 28, 2015	1,416,409
			$63,501,092
Chemicals and Plastics — 10.3%
AZ Chem US, Inc.
	$500,000	Term Loan, 10.57%, Maturing February 28, 2014	$436,666
Brenntag Holding GmbH and Co. KG
	432,000	Term Loan, 7.39%, Maturing December 23, 2013	412,200
	1,768,000	Term Loan, 7.39%, Maturing December 23, 2013	1,686,967
	1,100,000	Term Loan, 9.39%, Maturing December 23, 2015	1,040,875
Celanese Holdings, LLC
	4,676,500	Term Loan, 6.98%, Maturing April 2, 2014	4,493,336
Cognis GmbH
EUR	823,361	Term Loan, 6.73%, Maturing September 15, 2013	1,130,013
EUR	201,639	Term Loan, 6.73%, Maturing September 15, 2013	276,738
First Chemical Holding
EUR	1,000,000	Term Loan, 7.24%, Maturing December 18, 2015(3)	1,420,669
Foamex L.P.
	1,836,789	Term Loan, 7.37%, Maturing February 12, 2013	1,714,336
Georgia Gulf Corp.
	1,038,238	Term Loan, 7.18%, Maturing October 3, 2013	1,004,280
Hercules, Inc.
	1,969,925	Term Loan, 6.71%, Maturing October 8, 2010	1,950,226
Hexion Specialty Chemicals, Inc.
	498,750	Term Loan, 7.44%, Maturing May 5, 2012	484,723
	4,891,974	Term Loan, 7.50%, Maturing May 5, 2013	4,754,387
	1,062,676	Term Loan, 7.50%, Maturing May 5, 2013	1,032,788
Huish Detergents, Inc.
	1,047,375	Term Loan, 7.20%, Maturing April 26, 2014	941,890
INEOS Group
	1,782,000	Term Loan, 7.36%, Maturing December 14, 2013	1,731,511
	1,782,000	Term Loan, 7.86%, Maturing December 14, 2014	1,731,511
Innophos, Inc.
	1,909,205	Term Loan, 7.08%, Maturing August 10, 2010	1,878,180
Invista B.V.
	4,567,500	Term Loan, 6.70%, Maturing April 30, 2010	4,407,637
ISP Chemco, Inc.
	2,992,500	Term Loan, 6.78%, Maturing June 4, 2014	2,848,860

	Principal Amount*	Borrower/Tranche Description	Value
	Chemicals and Plastics (continued)
	Kleopatra
EUR	625,000	Term Loan, 7.28%, Maturing January 3, 2016	$776,738
	900,000	Term Loan, 7.74%, Maturing January 3, 2016	778,500
	Kranton Polymers, LLC
	2,512,624	Term Loan, 7.25%, Maturing May 12, 2013	2,405,837
	Lucite International Group Holdings
	658,082	Term Loan, 7.45%, Maturing July 7, 2013	637,517
	233,004	Term Loan, 7.45%, Maturing July 7, 2013	225,722
	Lyondell Chemical Co.
	4,246,250	Term Loan, 6.32%, Maturing August 16, 2013	4,222,658
	MacDermid, Inc.
EUR	832,860	Term Loan, 6.98%, Maturing April 12, 2014	1,185,838
	625,604	Term Loan, 7.20%, Maturing April 12, 2014	597,842
	Millenium Inorganic Chemicals
	400,000	Term Loan, 7.45%, Maturing April 30, 2014	378,000
	1,075,000	Term Loan, 10.95%, Maturing October 31, 2014	955,406
	Momentive Performance Material
	1,836,125	Term Loan, 7.13%, Maturing December 4, 2013	1,751,533
	Nalco Co.
	5,264,707	Term Loan, 6.78%, Maturing November 4, 2010	5,180,619
	Propex Fabrics, Inc.
	870,710	Term Loan, 11.50%, Maturing July 31, 2012	792,346
	Rockwood Specialties Group, Inc.
	6,313,125	Term Loan, 6.46%, Maturing December 10, 2012	6,081,642
	Solo Cup Co.
	2,759,728	Term Loan, 8.37%, Maturing February 27, 2011	2,741,185
	Solutia, Inc.
	1,937,533	DIP Loan, 8.06%, Maturing March 31, 2008	1,935,111
	Wellman, Inc.
	750,000	Term Loan, 8.91%, Maturing February 10, 2009	668,250
			$66,692,537
	Clothing / Textiles — 0.6%
	Hanesbrands, Inc.
	$1,459,140	Term Loan, 6.75%, Maturing September 5, 2013	$1,423,391
	950,000	Term Loan, 8.82%, Maturing March 5, 2014	950,848
	St. John Knits International, Inc.
	649,882	Term Loan, 8.20%, Maturing March 23, 2012	640,133
	The William Carter Co.
	1,070,585	Term Loan, 6.42%, Maturing July 14, 2012	1,040,252
			$4,054,624

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Conglomerates — 3.6%
	Amsted Industries, Inc.
	$1,906,602	Term Loan, 7.28%, Maturing October 15, 2010	$1,857,745
	Blount, Inc.
	340,089	Term Loan, 6.47%, Maturing August 9, 2010	333,288
	Doncasters (Dunde HoldCo 4 Ltd.)
	477,212	Term Loan, 7.16%, Maturing July 13, 2015	464,995
	477,212	Term Loan, 7.66%, Maturing July 13, 2015	466,188
GBP	550,000	Term Loan, 10.44%, Maturing January 13, 2016	1,094,129
	GenTek, Inc.
	564,924	Term Loan, 7.30%, Maturing February 25, 2011	560,687
	Goodman Global Holdings, Inc.
	1,000,000	Term Loan, Maturing December 23, 2011(2)	993,750
	482,879	Term Loan, 6.44%, Maturing December 23, 2011	478,007
	ISS Holdings A/S
EUR	1,162,281	Term Loan, 6.73%, Maturing December 31, 2013	1,656,887
EUR	162,719	Term Loan, 6.73%, Maturing December 31, 2013	231,964
	Jarden Corp.
	2,410,861	Term Loan, 6.95%, Maturing January 24, 2012	2,328,154
	951,419	Term Loan, 6.95%, Maturing January 24, 2012	918,780
	Johnson Diversey, Inc.
	1,856,921	Term Loan, 6.88%, Maturing December 16, 2011	1,825,585
	Polymer Group, Inc.
	2,779,108	Term Loan, 7.29%, Maturing November 22, 2012	2,758,265
	RBS Global, Inc.
	1,425,000	Term Loan, 7.49%, Maturing July 19, 2013	1,391,156
	345,625	Term Loan, 7.64%, Maturing July 19, 2013	337,416
	RGIS Holdings, LLC
	149,685	Term Loan, 7.32%, Maturing April 30, 2014	138,957
	2,993,690	Term Loan, 7.45%, Maturing April 30, 2014	2,779,142
	US Investigations Services, Inc.
	2,150,000	Term Loan, 8.24%, Maturing February 21, 2015	2,058,625
	Vertrue, Inc.
	950,000	Term Loan, 8.20%, Maturing August 16, 2014	916,750
			$23,590,470
	Containers and Glass Products — 4.7%
	Berry Plastics Corp.
	$3,084,500	Term Loan, 6.69%, Maturing April 3, 2015	$2,894,717
	Bluegrass Container Co.
	420,735	Term Loan, 7.31%, Maturing June 30, 2013	417,730
	1,406,140	Term Loan, 7.34%, Maturing June 30, 2013	1,396,096
	321,212	Term Loan, 9.82%, Maturing December 30, 2013	322,116
	1,003,788	Term Loan, 9.82%, Maturing December 30, 2013	1,006,612
	Consolidated Container Co.
	1,000,000	Term Loan, 10.46%, Maturing September 28, 2014	730,000

Principal Amount*	Borrower/Tranche Description	Value
Containers and Glass Products (continued)
Crown Americas, Inc.
$686,000	Term Loan, 6.62%, Maturing November 15, 2012	$661,132
Graham Packaging Holdings Co.
4,701,375	Term Loan, 7.66%, Maturing October 7, 2011	4,521,402
Graphic Packaging International, Inc.
6,368,000	Term Loan, 7.07%, Maturing May 16, 2014	6,188,900
IPG (US), Inc.
1,938,750	Term Loan, 8.60%, Maturing July 28, 2011	1,924,210
JSG Acquisitions
2,055,000	Term Loan, 7.12%, Maturing December 31, 2013	1,974,084
2,055,000	Term Loan, 7.37%, Maturing December 13, 2014	1,984,359
Kranson Industries, Inc.
941,385	Term Loan, 7.45%, Maturing July 31, 2013	922,557
Owens-Brockway Glass Container
1,723,500	Term Loan, 6.15%, Maturing June 14, 2013	1,685,798
Smurfit-Stone Container Corp.
717,807	Term Loan, 5.02%, Maturing November 1, 2011	704,011
697,928	Term Loan, 6.75%, Maturing November 1, 2011	684,514
936,584	Term Loan, 7.30%, Maturing November 1, 2011	918,584
1,583,025	Term Loan, 7.42%, Maturing November 1, 2011	1,552,601
		$30,489,423
Cosmetics / Toiletries — 0.8%
American Safety Razor Co.
$498,737	Term Loan, 7.51%, Maturing July 31, 2013	$488,763
1,050,000	Term Loan, 11.69%, Maturing July 31, 2014	1,050,000
Bausch & Lomb, Inc.
130,000	Term Loan, 0.00%, Maturing April 30, 2015(3)	129,504
520,000	Term Loan, 8.27%, Maturing April 30, 2015	518,018
KIK Custom Products, Inc.
1,075,000	Term Loan, 10.20%, Maturing November 30, 2014	795,500
Prestige Brands, Inc.
2,195,337	Term Loan, 7.05%, Maturing April 7, 2011	2,154,175
		$5,135,960
Drugs — 1.2%
Graceway Pharmaceuticals, LLC
$1,007,917	Term Loan, 7.95%, Maturing May 3, 2012	$961,552
1,000,000	Term Loan, 11.70%, Maturing May 3, 2013	900,000
275,000	Term Loan, 13.45%, Maturing November 3, 2013	233,750
Pharmaceutical Holdings Corp.
731,250	Term Loan, 8.06%, Maturing January 30, 2012	716,625
Stiefel Laboratories, Inc.
752,739	Term Loan, 7.50%, Maturing December 28, 2013	731,098
984,136	Term Loan, 7.50%, Maturing December 28, 2013	958,303

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Drugs (continued)
	Warner Chilcott Corp.
	$2,774,090	Term Loan, 7.11%, Maturing January 18, 2012	$2,688,557
	830,242	Term Loan, 7.20%, Maturing January 18, 2012	804,643
			$7,994,528
	Ecological Services and Equipment — 1.9%
	Allied Waste Industries, Inc.
	$1,472,133	Term Loan, 5.50%, Maturing January 15, 2012	$1,411,658
	2,448,352	Term Loan, 6.60%, Maturing January 15, 2012	2,347,774
	Blue Waste B.V. (AVR Acquisition)
EUR	1,000,000	Term Loan, 6.98%, Maturing April 1, 2015	1,429,778
	Cory Environmental Holdings
GBP	500,000	Term Loan, 10.05%, Maturing September 30, 2014	1,019,722
	IESI Corp.
	1,400,000	Term Loan, 6.61%, Maturing January 20, 2012	1,353,625
	Kemble Water Structure Ltd.
GBP	1,500,000	Term Loan, 10.05%, Maturing October 13, 2013	2,972,422
	Sensus Metering Systems, Inc.
	49,579	Term Loan, 6.72%, Maturing December 17, 2010	48,835
	763,088	Term Loan, 6.98%, Maturing December 17, 2010	751,642
	Waste Services, Inc.
	750,000	Term Loan, 6.92%, Maturing March 31, 2011	733,125
			$12,068,581
	Electronics / Electrical — 4.9%
	AMI Semiconductor, Inc.
	$1,995,238	Term Loan, 6.81%, Maturing April 1, 2012	$1,925,405
	Aspect Software, Inc.
	1,994,741	Term Loan, 8.25%, Maturing July 11, 2011	1,929,912
	2,000,000	Term Loan, 12.31%, Maturing July 11, 2013	1,890,000
	EnerSys Capital, Inc.
	1,935,375	Term Loan, 6.76%, Maturing March 17, 2011	1,874,895
	FCI International S.A.S.
	242,011	Term Loan, 7.76%, Maturing November 1, 2013	232,330
	232,989	Term Loan, 7.76%, Maturing November 1, 2013	223,670
	232,989	Term Loan, 7.76%, Maturing November 1, 2013	225,417
	242,011	Term Loan, 7.76%, Maturing November 1, 2013	234,145
	Freescale Semiconductor, Inc.
	4,739,188	Term Loan, 7.33%, Maturing December 1, 2013	4,437,064
	Infor Enterprise Solutions Holdings
	3,239,050	Term Loan, 8.95%, Maturing July 28, 2012	3,125,683
	1,689,940	Term Loan, 8.95%, Maturing July 28, 2012	1,630,792
	500,000	Term Loan, 10.70%, Maturing March 2, 2014	471,250
	183,333	Term Loan, 11.45%, Maturing March 2, 2014	172,792
	316,667	Term Loan, 11.45%, Maturing March 2, 2014	298,458

Principal Amount*	Borrower/Tranche Description	Value
Electronics / Electrical (continued)
Network Solutions, LLC
$827,355	Term Loan, 7.62%, Maturing March 7, 2014	$781,850
Open Solutions, Inc.
2,964,265	Term Loan, 7.28%, Maturing January 23, 2014	2,801,231
Sensata Technologies Finance Co.
1,856,525	Term Loan, 6.76%, Maturing April 27, 2013	1,767,677
Spectrum Brands, Inc.
64,767	Term Loan, 4.57%, Maturing March 30, 2013	62,791
1,785,631	Term Loan, 9.04%, Maturing March 30, 2013	1,731,169
SS&C Technologies, Inc.
850,230	Term Loan, 7.20%, Maturing November 23, 2012	824,723
TTM Technologies, Inc.
341,250	Term Loan, 7.23%, Maturing October 27, 2012	338,691
VeriFone, Inc.
803,250	Term Loan, 6.71%, Maturing October 31, 2013	789,193
Vertafore, Inc.
2,986,889	Term Loan, 7.52%, Maturing January 31, 2012	2,882,348
950,000	Term Loan, 11.02%, Maturing January 31, 2013	921,500
		$31,572,986
Equipment Leasing — 1.2%
AWAS Capital, Inc.
$2,303,744	Term Loan, 11.25%, Maturing March 22, 2013	$2,234,632
The Hertz Corp.
444,444	Term Loan, 5.24%, Maturing December 21, 2012	436,816
2,470,269	Term Loan, 6.44%, Maturing December 21, 2012	2,427,872
Maxim Crane Works, L.P.
972,563	Term Loan, 8.00%, Maturing June 29, 2014	909,346
United Rentals, Inc.
307,105	Term Loan, 5.32%, Maturing February 14, 2011	300,196
1,387,431	Term Loan, 6.66%, Maturing February 14, 2011	1,356,214
		$7,665,076
Farming / Agriculture — 0.3%
Central Garden & Pet Co.
$2,290,125	Term Loan, 6.18%, Maturing February 28, 2014	$2,084,014
		$2,084,014
Financial Intermediaries — 1.8%
Citco III, Ltd.
$1,350,000	Term Loan, 7.63%, Maturing June 30, 2014	$1,301,062
Grosvenor Capital Management
1,557,498	Term Loan, 7.09%, Maturing December 5, 2013	1,508,826

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Financial Intermediaries (continued)
INVESTools, Inc.
	$500,000	Term Loan, 8.45%, Maturing August 13, 2012	$490,000
Jupiter Asset Management Group
GBP	462,299	Term Loan, 8.73%, Maturing June 30, 2015	893,721
LPL Holdings, Inc.
	3,964,901	Term Loan, 7.20%, Maturing December 18, 2014	3,806,305
Nuveen Investments, Inc.
	1,750,000	Term Loan, Maturing November 2, 2014(2)	1,729,843
Oxford Acquisition III, Ltd.
	929,820	Term Loan, 6.90%, Maturing May 24, 2014	877,285
RJO Holdings Corp. (RJ O'Brien)
	525,000	Term Loan, 7.83%, Maturing July 31, 2014	477,750
Travelex America Holdings, Inc.
	375,000	Term Loan, 7.30%, Maturing October 31, 2013	368,281
	375,000	Term Loan, 7.80%, Maturing October 31, 2014	370,156
			$11,823,229
Food Products — 3.8%
Acosta, Inc.
	$3,309,981	Term Loan, 7.08%, Maturing July 28, 2013	$3,173,444
Advantage Sales & Marketing, Inc.
	934,399	Term Loan, 6.90%, Maturing March 29, 2013	898,775
	474,897	Term Loan, 6.90%, Maturing March 29, 2013	456,791
Black Lion Beverages III B.V.
EUR	147,059	Term Loan, 6.71%, Maturing December 31, 2013	209,307
EUR	852,941	Term Loan, 6.71%, Maturing December 31, 2014	1,213,983
Chiquita Brands, LLC
	666,188	Term Loan, 7.81%, Maturing June 28, 2012	648,978
Dean Foods Co.
	3,830,750	Term Loan, 6.70%, Maturing April 2, 2014	3,650,314
Dole Food Company, Inc.
	181,395	Term Loan, 5.16%, Maturing April 12, 2013	171,101
	1,340,058	Term Loan, 7.32%, Maturing April 12, 2013	1,264,010
	402,017	Term Loan, 7.37%, Maturing April 12, 2013	379,203
Michael Foods, Inc.
	530,333	Term Loan, 6.83%, Maturing November 21, 2010	521,881
National Dairy Holdings, L.P.
	755,520	Term Loan, 8.81%, Maturing March 15, 2012	729,077
Pinnacle Foods Finance, LLC
	4,164,563	Term Loan, 7.95%, Maturing April 2, 2014	3,966,746
Provimi Group SA
EUR	750,000	Term Loan, Maturing June 28, 2015(2)	1,029,326
EUR	313,394	Term Loan, 6.39%, Maturing June 28, 2015	441,615
EUR	427,191	Term Loan, 6.39%, Maturing June 28, 2015	629,496
EUR	56,128	Term Loan, 6.39%, Maturing June 28, 2015(3)	76,209

Principal Amount*		Borrower/Tranche Description	Value
Food Products (continued)
EUR	621,227	Term Loan, 6.39%, Maturing June 28, 2015(3)	$875,394
EUR	360,471	Term Loan, 6.39%, Maturing June 28, 2015(3)	507,952
	146,502	Term Loan, 6.91%, Maturing June 28, 2015	140,642
	180,289	Term Loan, 6.91%, Maturing June 28, 2015	173,077
EUR	836,935	Term Loan, 6.39%, Maturing December 28, 2016(3)	1,136,357
	338,551	Term Loan, 6.91%, Maturing December 28, 2016(3)	313,159
Reddy Ice Group, Inc.
	2,190,000	Term Loan, 7.00%, Maturing August 9, 2012	2,151,675
			$24,758,512
Food Service — 2.9%
AFC Enterprises, Inc.
	$589,537	Term Loan, 7.50%, Maturing May 23, 2009	$579,957
Aramark Corp.
	200,444	Term Loan, 5.20%, Maturing January 26, 2014	191,725
	2,800,971	Term Loan, 7.20%, Maturing January 26, 2014	2,679,128
GBP	1,243,750	Term Loan, 8.44%, Maturing January 27, 2014	2,416,683
Buffets, Inc.
	207,083	Term Loan, 5.10%, Maturing May 1, 2013	178,765
	1,556,157	Term Loan, 7.98%, Maturing November 1, 2013	1,343,353
Burger King Corp.
	1,303,443	Term Loan, 6.75%, Maturing June 30, 2012	1,287,784
CBRL Group, Inc.
	1,960,554	Term Loan, 6.38%, Maturing April 27, 2013	1,875,597
Denny's, Inc.
	135,667	Term Loan, 5.12%, Maturing March 31, 2012	133,292
	751,718	Term Loan, 7.23%, Maturing March 31, 2012	738,563
JRD Holdings, Inc.
	1,452,344	Term Loan, 7.74%, Maturing June 26, 2014	1,401,512
NPC International, Inc.
	420,000	Term Loan, 6.85%, Maturing May 3, 2013	400,313
OSI Restaurant Partners, LLC
	37,691	Term Loan, Maturing May 9, 2013(2)	34,958
	118,981	Term Loan, 5.52%, Maturing May 9, 2013	108,945
	462,309	Term Loan, Maturing May 9, 2014(2)	428,792
	1,502,254	Term Loan, 7.13%, Maturing May 9, 2014	1,375,659
QCE Finance, LLC
	1,238,097	Term Loan, 7.45%, Maturing May 5, 2013	1,174,472
	1,050,000	Term Loan, 10.95%, Maturing November 5, 2013	980,175
Sagittarius Restaurants, LLC
	418,625	Term Loan, 7.45%, Maturing March 29, 2013	379,902
Selecta
EUR	741,246	Term Loan, 8.37%, Maturing December 28, 2015	1,000,995
			$18,710,570

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Food / Drug Retailers — 3.0%
	General Nutrition Centers, Inc.
	$900,000	Term Loan, Maturing September 16, 2013(2)	$837,000
	1,144,250	Term Loan, 7.48%, Maturing September 16, 2013	1,046,265
	Iceland Foods Group, Ltd.
GBP	2,125,000	Term Loan, 8.71%, Maturing May 2, 2014	4,303,779
GBP	2,125,000	Term Loan, 9.21%, Maturing May 2, 2015	4,325,626
	Krispy Kreme Doughnut Corp.
	396,582	Term Loan, 7.71%, Maturing February 16, 2014	371,795
	Pantry, Inc. (The)
	266,667	Term Loan, 0.00%, Maturing May 15, 2014(3)	253,333
	931,000	Term Loan, 6.58%, Maturing May 15, 2014	884,450
	Rite Aid Corp.
	4,300,000	Term Loan, 6.46%, Maturing June 1, 2014	4,130,687
	Roundy's Supermarkets, Inc.
	3,758,349	Term Loan, 8.46%, Maturing November 3, 2011	3,692,578
			$19,845,513
	Forest Products — 2.8%
	Appleton Papers, Inc.
	$1,496,250	Term Loan, 6.86%, Maturing June 5, 2014	$1,421,972
	Boise Cascade Holdings, LLC
	3,780,161	Term Loan, 6.52%, Maturing April 30, 2014	3,731,964
	850,843	Term Loan, 6.72%, Maturing April 30, 2014	839,995
	Georgia-Pacific Corp.
	9,677,625	Term Loan, 7.37%, Maturing December 20, 2012	9,209,296
	NewPage Corp.
	1,812,402	Term Loan, 7.46%, Maturing May 2, 2011	1,803,340
	Xerium Technologies, Inc.
	1,338,985	Term Loan, 7.95%, Maturing May 18, 2012	1,241,909
			$18,248,476
	Healthcare — 13.3%
	Accellent, Inc.
	$2,360,711	Term Loan, 7.79%, Maturing November 22, 2012	$2,213,167
	Alliance Imaging, Inc.
	476,259	Term Loan, 7.56%, Maturing December 29, 2011	466,733
	American Medical Systems
	1,634,616	Term Loan, 7.55%, Maturing July 20, 2012	1,578,385
	AMN Healthcare, Inc.
	385,805	Term Loan, 6.95%, Maturing November 2, 2011	376,160
	AMR HoldCo, Inc.
	1,296,379	Term Loan, 7.71%, Maturing February 10, 2012	1,265,186
	Biomet, Inc.
EUR	1,375,000	Term Loan, 7.72%, Maturing December 26, 2014	2,006,941
	3,000,000	Term Loan, 8.20%, Maturing December 26, 2014	2,967,102

	Principal Amount*	Borrower/Tranche Description	Value
	Healthcare (continued)
	Capio AB
EUR	227,051	Term Loan, 6.85%, Maturing April 24, 2015	$327,801
EUR	272,949	Term Loan, 6.85%, Maturing April 24, 2015	394,066
EUR	227,051	Term Loan, 6.98%, Maturing April 16, 2016	329,468
EUR	272,949	Term Loan, 6.98%, Maturing April 24, 2016	396,069
	Cardinal Health 409, Inc.
	2,443,875	Term Loan, 7.45%, Maturing April 10, 2014	2,330,846
	Carestream Health, Inc.
	2,750,000	Term Loan, 7.11%, Maturing April 30, 2013	2,599,611
	500,000	Term Loan, 10.30%, Maturing October 30, 2013	483,333
	Carl Zeiss Vision Holding GmbH
	1,300,000	Term Loan, 7.64%, Maturing March 23, 2015	1,276,167
	Community Health Systems, Inc.
	570,766	Term Loan, 0.00%, Maturing July 25, 2014(3)	547,513
	8,654,234	Term Loan, 7.33%, Maturing July 25, 2014	8,301,669
	Concentra, Inc.
	700,000	Term Loan, 10.70%, Maturing June 25, 2015	661,500
	ConMed Corp.
	527,333	Term Loan, 6.30%, Maturing April 13, 2013	514,150
	CRC Health Corp.
	544,500	Term Loan, 7.45%, Maturing February 6, 2013	528,165
	541,778	Term Loan, 7.45%, Maturing February 6, 2013	525,524
	Dako EQT Project Delphi
	500,000	Term Loan, 8.98%, Maturing December 12, 2016(4)	462,950
	DaVita, Inc.
	4,622,425	Term Loan, 6.71%, Maturing October 5, 2012	4,458,278
	DJO Finance, LLC
	900,000	Term Loan, 8.00%, Maturing May 15, 2014	890,437
	Fenwal, Inc.
	500,000	Term Loan, 10.33%, Maturing August 28, 2014	467,500
	FGX International, Inc.
	427,948	Term Loan, 9.65%, Maturing December 12, 2012	415,109
	FHC Health Systems, Inc.
	2,000,000	Term Loan, 15.33%, Maturing February 7, 2011	2,020,000
	Fresenius Medical Care Holdings
	2,881,183	Term Loan, 6.65%, Maturing March 31, 2013	2,791,661
	Hanger Orthopedic Group, Inc.
	814,513	Term Loan, 7.45%, Maturing May 30, 2013	783,969
	HCA, Inc.
	7,443,750	Term Loan, 7.45%, Maturing November 18, 2013	7,144,839
	Health Management Association, Inc.
	3,359,684	Term Loan, 6.94%, Maturing February 28, 2014	3,157,169
	HealthSouth Corp.
	3,453,736	Term Loan, 7.17%, Maturing March 10, 2013	3,318,726

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Healthcare (continued)
	Iasis Healthcare, LLC
	$577,583	Term Loan, 5.96%, Maturing March 14, 2014(3)	$549,787
	1,681,942	Term Loan, 7.07%, Maturing March 14, 2014	1,600,999
	154,022	Term Loan, 7.24%, Maturing March 14, 2014	146,610
	Ikaria Acquisition, Inc.
	613,936	Term Loan, 7.70%, Maturing March 28, 2013	601,657
	IM US Holdings, LLC
	700,000	Term Loan, 9.45%, Maturing June 26, 2015	691,250
	Invacare Corp.
	959,063	Term Loan, 7.15%, Maturing February 12, 2013	926,095
	Leiner Health Products, Inc.
	2,418,750	Term Loan, 9.65%, Maturing May 27, 2011	2,266,066
	LifeCare Holdings, Inc.
	955,500	Term Loan, 8.45%, Maturing August 11, 2012	866,638
	LifePoint Hospitals, Inc.
	2,296,933	Term Loan, 6.72%, Maturing April 15, 2012	2,201,365
	Magellan Health Services, Inc.
	2,162,162	Term Loan, 4.57%, Maturing August 15, 2008	2,118,919
	810,811	Term Loan, 6.87%, Maturing August 15, 2008	794,595
	Matria Healthcare, Inc.
	1,000,000	Term Loan, Maturing January 19, 2012(2)	982,500
	161,817	Term Loan, 7.10%, Maturing January 19, 2012	156,963
	MultiPlan Merger Corp.
	1,133,032	Term Loan, 7.32%, Maturing April 12, 2013	1,099,042
	908,565	Term Loan, 7.32%, Maturing April 12, 2013	881,308
	National Mentor Holdings, Inc.
	68,600	Term Loan, 5.32%, Maturing June 29, 2013	67,228
	1,141,945	Term Loan, 7.20%, Maturing June 29, 2013	1,119,106
	National Rental Institutes, Inc.
	962,813	Term Loan, 7.50%, Maturing March 31, 2013	936,335
	Nyco Holdings
EUR	1,000,000	Term Loan, 7.21%, Maturing December 29, 2014	1,342,777
EUR	1,000,000	Term Loan, 7.71%, Maturing December 29, 2015	1,350,117
	Physiotherapy Associates, Inc.
	926,514	Term Loan, 9.50%, Maturing June 27, 2013	884,821
	RadNet Management, Inc.
	620,313	Term Loan, 9.22%, Maturing November 15, 2012	620,313
	650,000	Term Loan, 13.22%, Maturing November 15, 2013	654,875
	ReAble Therapeutics Finance, LLC
	2,845,438	Term Loan, 7.20%, Maturing November 16, 2013	2,760,075
	Renal Advantage, Inc.
	367,619	Term Loan, 8.10%, Maturing October 5, 2012	357,509
	Select Medical Holding Corp.
	2,304,675	Term Loan, 7.01%, Maturing February 24, 2012	2,197,122

	Principal Amount*	Borrower/Tranche Description	Value
	Healthcare (continued)
	Sunrise Medical Holdings, Inc.
	$697,573	Term Loan, 8.91%, Maturing May 13, 2010	$627,815
	Vanguard Health Holding Co., LLC
	1,337,631	Term Loan, 7.45%, Maturing September 23, 2011	1,297,502
	Viant Holdings, Inc.
	598,500	Term Loan, 7.45%, Maturing June 25, 2014	552,116
			$86,651,699
	Home Furnishings — 1.2%
	Hunter Fan Co.
	$55,714	Term Loan, 0.00%, Maturing April 16, 2014(3)	$50,561
	540,939	Term Loan, 7.38%, Maturing April 16, 2014	490,902
	Interline Brands, Inc.
	1,102,351	Term Loan, 6.55%, Maturing June 23, 2013	1,078,926
	762,092	Term Loan, 6.55%, Maturing June 23, 2013	745,898
	National Bedding Co., LLC
	496,250	Term Loan, 7.15%, Maturing August 31, 2011	460,272
	1,050,000	Term Loan, 9.88%, Maturing August 31, 2012	964,250
	Simmons Co.
	3,208,037	Term Loan, 7.34%, Maturing December 19, 2011	3,074,705
	1,000,000	Term Loan, 10.65%, Maturing February 15, 2012	915,000
			$7,780,514
	Industrial Equipment — 4.3%
	Aearo Technologies, Inc.
	$400,000	Term Loan, 10.70%, Maturing September 24, 2013	$400,500
	748,125	Term Loan, 7.45%, Maturing July 2, 2014	741,813
	Alliance Laundry Holdings, LLC
	472,314	Term Loan, 7.63%, Maturing January 27, 2012	467,000
	Brand Energy and Infrast Series, Inc.
	900,000	Term Loan, 8.13%, Maturing February 7, 2014	882,000
	CEVA Group PLC U.S.
	1,182,563	Term Loan, 7.87%, Maturing January 4, 2014	1,164,824
	2,282,690	Term Loan, 8.08%, Maturing January 4, 2014	2,248,450
	846,843	Term Loan, 8.20%, Maturing January 4, 2014	834,141
	Colfax Corp.
EUR	1,808,102	Term Loan, 6.98%, Maturing December 19, 2011	2,620,847
	EPD Holdings (Goodyear Engineering Products)
	153,125	Term Loan, 7.30%, Maturing July 13, 2014	148,276
	1,071,875	Term loan, 7.46%, Maturing July 13, 2014	1,037,932
	850,000	Term Loan, 10.71%, Maturing July 13, 2015	818,125
	Flowserve Corp.
	2,227,198	Term Loan, 6.78%, Maturing August 10, 2012	2,174,302

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Industrial Equipment (continued)
	FR Brand Acquisition Corp.
	$746,250	Term Loan, 7.48%, Maturing February 7, 2014	$711,425
	Generac Acquisition Corp.
	1,930,500	Term Loan, 7.73%, Maturing November 7, 2013	1,679,189
	500,000	Term Loan, 11.23%, Maturing April 7, 2014	360,833
	Gleason Corp.
	145,941	Term Loan, 7.01%, Maturing June 30, 2013	141,928
	633,988	Term Loan, 7.01%, Maturing June 30, 2013	616,554
	Itron, Inc.
EUR	380,090	Term Loan, 6.73%, Maturing April 18, 2014	544,141
	Jason, Inc.
	498,750	Term Loan, 7.16%, Maturing April 30, 2010	478,800
	John Maneely Co.
	3,087,634	Term Loan, 8.43%, Maturing December 8, 2013	2,784,385
	KION Group GmbH
	250,000	Term Loan, 7.49%, Maturing December 23, 2014	240,396
	250,000	Term Loan, 7.74%, Maturing December 23, 2015	241,646
	Polypore, Inc.
	3,366,563	Term Loan, 7.06%, Maturing July 3, 2014	3,252,941
	Sequa Corp.
	1,000,000	Term Loan, Maturing November 30, 2014(2)	965,833
	Terex Corp.
	790,000	Term Loan, 6.95%, Maturing July 13, 2013	788,025
	TFS Acquisition Corp.
	1,980,000	Term Loan, 8.70%, Maturing August 11, 2013	1,940,400
			$28,284,706
	Insurance — 1.9%
	Alliant Holdings I, Inc.
	$1,150,000	Term Loan, 7.99%, Maturing August 21, 2014	$1,106,875
	AmWINS Group, Inc.
	500,000	Term Loan, 11.07%, Maturing June 8, 2014	427,500
	Applied Systems, Inc.
	1,485,000	Term Loan, 7.42%, Maturing September 26, 2013	1,440,450
	CCC Information Services Group, Inc.
	669,657	Term Loan, 7.71%, Maturing February 10, 2013	659,613
	Conseco, Inc.
	3,891,939	Term Loan, 6.81%, Maturing October 10, 2013	3,587,072
	Crawford & Company
	1,375,810	Term Loan, 7.45%, Maturing October 31, 2013	1,334,535
	Crump Group, Inc.
	1,250,000	Term Loan, 8.32%, Maturing August 4, 2014	1,231,250
	Hub International Holdings, Inc.
	169,148	Term Loan, 7.32%, Maturing June 13, 2014(3)	161,114
	753,830	Term Loan, 8.20%, Maturing June 13, 2014	718,023

Principal Amount*	Borrower/Tranche Description	Value
Insurance (continued)
U.S.I. Holdings Corp.
$1,920,187	Term Loan, 7.95%, Maturing May 4, 2014	$1,838,580
		$12,505,012
Leisure Goods / Activities / Movies — 8.2%
24 Hour Fitness Worldwide, Inc.
$1,837,025	Term Loan, 7.81%, Maturing June 8, 2012	$1,781,914
AMC Entertainment, Inc.
2,063,250	Term Loan, 6.53%, Maturing January 26, 2013	1,974,594
AMF Bowling Worldwide, Inc.
1,200,000	Term Loan, 11.81%, Maturing December 8, 2013	1,134,000
Bombardier Recreational Product
2,027,848	Term Loan, 7.69%, Maturing June 28, 2013	1,956,028
Butterfly Wendel US, Inc.
325,000	Term Loan, 8.14%, Maturing June 22, 2013	302,521
325,000	Term Loan, 7.89%, Maturing June 22, 2014	300,896
Carmike Cinemas, Inc.
1,987,425	Term Loan, 9.23%, Maturing May 19, 2012	1,963,410
Cedar Fair, L.P.
4,349,962	Term Loan, 6.82%, Maturing August 30, 2012	4,107,996
Cinemark, Inc.
4,008,368	Term Loan, 6.66%, Maturing October 5, 2013	3,828,617
Deluxe Entertainment Services
62,008	Term Loan, 5.10%, Maturing January 28, 2011	58,287
1,341,565	Term Loan, 7.45%, Maturing January 28, 2011	1,261,071
121,821	Term Loan, 7.45%, Maturing January 28, 2011	114,511
Easton-Bell Sports, Inc.
1,359,957	Term Loan, 6.85%, Maturing March 16, 2012	1,308,959
HEI Acquisition, LLC
2,150,000	Term Loan, 9.02%, Maturing April 13, 2014	2,107,000
Mega Blocks, Inc.
1,783,937	Term Loan, 7.25%, Maturing July 26, 2012	1,623,383
Metro-Goldwyn-Mayer Holdings, Inc.
8,826,146	Term Loan, 8.45%, Maturing April 8, 2012	8,233,391
National CineMedia, LLC
850,000	Term Loan, 7.46%, Maturing February 13, 2015	806,570
Regal Cinemas Corp.
4,455,000	Term Loan, 6.70%, Maturing November 10, 2010	4,264,143
Revolution Studios Distribution Co., LLC
1,376,285	Term Loan, 8.58%, Maturing December 21, 2014	1,362,522
900,000	Term Loan, 11.83%, Maturing June 21, 2015	886,500
Six Flags Theme Parks, Inc.
3,491,250	Term Loan, 7.25%, Maturing April 30, 2015	3,241,409
Southwest Sports Group, LLC
2,000,000	Term Loan, 7.75%, Maturing December 22, 2010	1,955,000

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*	Borrower/Tranche Description	Value
Leisure Goods / Activities / Movies (continued)
Universal City Development Partners, Ltd.
$1,924,945	Term Loan, 6.76%, Maturing June 9, 2011	$1,881,634
WMG Acquisition Corp.
6,299,720	Term Loan, 7.07%, Maturing February 28, 2011	6,055,606
Zuffa, LLC
997,500	Term Loan, 6.94%, Maturing June 20, 2016	852,862
		$53,362,824
Lodging and Casinos — 4.0%
Ameristar Casinos, Inc.
$1,203,563	Term Loan, 7.43%, Maturing November 10, 2012	$1,188,518
Bally Technologies, Inc.
3,835,124	Term Loan, 8.64%, Maturing September 5, 2009	3,829,532
CCM Merger, Inc.
1,560,350	Term Loan, 7.20%, Maturing April 25, 2012	1,513,539
Isle of Capri Casinos, Inc.
445,588	Term Loan, 0.00%, Maturing November 30, 2013(3)	419,410
592,633	Term Loan, 6.52%, Maturing November 30, 2013	557,816
1,481,581	Term Loan, 6.74%, Maturing November 30, 2013	1,394,538
LodgeNet Entertainment Corp.
922,688	Term Loan, 7.20%, Maturing April 4, 2014	879,437
New World Gaming Partners, Ltd.
1,125,000	Term Loan, Maturing June 30, 2014(2)	1,029,375
225,000	Term Loan, Maturing June 30, 2014(2)	205,875
Penn National Gaming, Inc.
7,129,500	Term Loan, 6.71%, Maturing October 3, 2012	7,059,873
Venetian Casino Resort/Las Vegas Sands Inc.
960,000	Term Loan, 0.00%, Maturing May 14, 2014(3)	909,273
3,830,400	Term Loan, 6.95%, Maturing May 23, 2014	3,627,998
VML US Finance, LLC
500,000	Term Loan, 7.45%, Maturing May 25, 2012	479,922
1,000,000	Term Loan, 7.45%, Maturing May 25, 2013	959,844
Wimar OpCo, LLC
1,954,381	Term Loan, 7.45%, Maturing January 3, 2012	1,893,611
		$25,948,561
Nonferrous Metals / Minerals — 2.3%
Alpha Natural Resources, LLC
$957,938	Term Loan, 6.95%, Maturing October 26, 2012	$941,972
Euramax International, Inc.
675,157	Term Loan, 8.24%, Maturing June 28, 2012	612,143
501,316	Term Loan, 13.24%, Maturing June 28, 2013	434,891
248,684	Term Loan, 13.24%, Maturing June 28, 2013	215,734

Principal Amount*	Borrower/Tranche Description	Value
Nonferrous Metals / Minerals (continued)
Magnum Coal Co.
$209,091	Term Loan, 8.08%, Maturing March 15, 2013	$190,273
2,059,545	Term Loan, 8.08%, Maturing March 15, 2013	1,874,186
Murray Energy Corp.
953,050	Term Loan, 7.91%, Maturing January 28, 2010	914,928
Neo Material Technologies, Inc.
1,231,875	Term Loan, 8.69%, Maturing August 31, 2009	1,231,875
Noranda Aluminum Acquisition
1,444,938	Term Loan, 6.91%, Maturing May 18, 2014	1,384,731
Novelis, Inc.
709,160	Term Loan, 7.20%, Maturing June 28, 2014	675,475
1,560,152	Term Loan, 7.20%, Maturing June 28, 2014	1,486,045
Oxbow Carbon and Mineral Holdings
2,608,421	Term Loan, 7.19%, Maturing May 8, 2014	2,458,437
229,049	Term Loan, 7.20%, Maturing May 8, 2014	215,879
Stillwater Mining Co.
1,339,381	Term Loan, 7.38%, Maturing July 30, 2010	1,329,336
Thompson Creek Metals Co.
1,301,440	Term Loan, 9.56%, Maturing October 26, 2012	1,304,693
		$15,270,598
Oil and Gas — 2.4%
Atlas Pipeline Partners, L.P.
$1,700,000	Term Loan, 7.57%, Maturing July 20, 2014	$1,687,250
Big West Oil, LLC
453,750	Term Loan, 0.00%, Maturing May 1, 2014(3)	437,869
369,188	Term Loan, 7.45%, Maturing May 1, 2014	356,266
Dresser, Inc.
1,595,938	Term Loan, 7.45%, Maturing May 4, 2014	1,533,297
1,000,000	Term Loan, 11.13%, Maturing May 4, 2015	957,500
Enterprise GP Holdings L.P.
1,325,000	Term Loan, 7.49%, Maturing October 31, 2014	1,318,375
Kinder Morgan, Inc.
4,255,667	Term Loan, 6.33%, Maturing May 21, 2014	4,052,195
Niska Gas Storage
150,135	Term Loan, 6.41%, Maturing May 13, 2011	144,380
84,460	Term Loan, 6.41%, Maturing May 13, 2011	81,222
124,684	Term Loan, 7.32%, Maturing May 13, 2011	119,905
769,592	Term Loan, 7.32%, Maturing May 12, 2013	740,091
Primary Natural Resources, Inc.
1,723,750	Term Loan, 7.50%, Maturing July 28, 2010(4)	1,702,203
Targa Resources, Inc.
1,410,000	Term Loan, 5.07%, Maturing October 31, 2012	1,386,030
1,090,658	Term Loan, 6.92%, Maturing October 31, 2012	1,072,117
		$15,588,700

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Publishing — 11.5%
	American Media Operations, Inc.
	$2,000,000	Term Loan, 8.25%, Maturing January 31, 2013	$1,960,000
	Aster Zweite Beteiligungs GmbH
	850,000	Term Loan, 7.39%, Maturing September 27, 2013	805,375
	CanWest MediaWorks, Ltd.
	895,500	Term Loan, 7.08%, Maturing July 10, 2014	870,874
	Dex Media West, LLC
	2,599,760	Term Loan, 6.83%, Maturing March 9, 2010	2,549,390
	GateHouse Media Operating, Inc.
	1,525,000	Term Loan, 7.07%, Maturing August 28, 2014	1,364,466
	650,000	Term Loan, 7.24%, Maturing August 28, 2014	581,576
	750,000	Term Loan, 7.97%, Maturing August 28, 2014	674,062
	Idearc, Inc.
	8,138,500	Term Loan, 7.20%, Maturing November 17, 2014	7,810,649
	Laureate Education, Inc.
	247,247	Term Loan, 0.00%, Maturing August 17, 2014(3)	240,062
	1,668,920	Term Loan, 8.73%, Maturing August 17, 2014	1,620,418
	MediaNews Group, Inc.
	547,978	Term Loan, 6.64%, Maturing August 25, 2010	514,414
	1,061,563	Term Loan, 7.14%, Maturing August 2, 2013	1,003,177
	Mediannuaire Holding
EUR	500,000	Term Loan, 6.50%, Maturing October 24, 2013	704,568
EUR	727,273	Term Loan, 7.00%, Maturing October 10, 2014	1,030,312
EUR	727,273	Term Loan, 7.50%, Maturing October 10, 2015	1,035,650
	Merrill Communications, LLC
	5,385,992	Term Loan, 7.30%, Maturing February 9, 2009	5,197,482
	Nebraska Book Co., Inc.
	1,429,584	Term Loan, 7.65%, Maturing March 4, 2011	1,383,123
	Nelson Education, Ltd.
	500,000	Term Loan, 7.70%, Maturing July 5, 2014	468,437
	Nielsen Finance, LLC
	7,623,011	Term Loan, 7.06%, Maturing August 9, 2013	7,242,387
	Philadelphia Newspapers, LLC
	784,845	Term Loan, 8.75%, Maturing June 29, 2013	722,057
	R.H. Donnelley Corp.
	7,507,224	Term Loan, 6.89%, Maturing June 30, 2010	7,299,732
	Reader's Digest Association
	4,626,779	Term Loan, 7.54%, Maturing March 2, 2014	4,235,432
	Riverdeep Interactive Learning USA, Inc.
	4,252,757	Term Loan, 7.95%, Maturing December 20, 2013	4,232,378
	SGS International, Inc.
	761,438	Term Loan, 7.84%, Maturing December 30, 2011	750,016
	Source Media, Inc.
	1,232,716	Term Loan, 7.07%, Maturing November 8, 2011	1,180,326

	Principal Amount*	Borrower/Tranche Description	Value
	Publishing (continued)
	TL Acquisitions, Inc.
	$2,150,000	Term Loan, 7.95%, Maturing July 5, 2014	$2,046,383
	Trader Media Corp.
GBP	2,528,500	Term Loan, 8.42%, Maturing March 23, 2015	4,933,178
	Tribune Co.
	2,053,333	Term Loan, 7.74%, Maturing May 17, 2009	2,009,700
	4,289,250	Term Loan, 8.24%, Maturing May 17, 2014	3,743,979
	Xsys US, Inc.
	2,004,256	Term Loan, 7.39%, Maturing September 27, 2013	1,899,033
	2,031,126	Term Loan, 7.39%, Maturing September 27, 2014	1,935,917
	Yell Group, PLC
	2,900,000	Term Loan, 6.82%, Maturing February 10, 2013	2,832,938
			$74,877,491
	Radio and Television — 6.5%
	Block Communications, Inc.
	$933,375	Term Loan, 7.20%, Maturing December 22, 2011	$900,707
	Cequel Communications, LLC
	1,800,000	Term Loan, 9.41%, Maturing May 5, 2014	1,703,250
	3,814,667	Term Loan, 10.91%, Maturing May 5, 2014	3,629,655
	CMP KC, LLC
	976,188	Term Loan, 8.69%, Maturing May 5, 2013	922,498
	CMP Susquehanna Corp.
	1,499,063	Term Loan, 6.77%, Maturing May 5, 2013	1,425,608
	Discovery Communications, Inc.
	2,693,250	Term Loan, 7.20%, Maturing April 30, 2014	2,617,839
	Emmis Operating Co.
	894,084	Term Loan, 7.20%, Maturing November 2, 2013	846,027
	Entravision Communications Corp.
	1,445,500	Term Loan, 6.73%, Maturing September 29, 2013	1,375,032
	Gray Television, Inc.
	1,410,750	Term Loan, 6.73%, Maturing January 19, 2015	1,336,097
	HIT Entertainment, Inc.
	1,298,516	Term Loan, 7.17%, Maturing March 20, 2012	1,240,083
	NEP II, Inc.
	696,498	Term Loan, 7.45%, Maturing February 16, 2014	665,155
	Nexstar Broadcasting, Inc.
	2,002,347	Term Loan, 6.95%, Maturing October 1, 2012	1,932,265
	1,896,318	Term Loan, 6.95%, Maturing October 1, 2012	1,829,947
	NextMedia Operating, Inc.
	116,443	Term Loan, 6.66%, Maturing November 15, 2012	109,165
	262,000	Term Loan, 6.69%, Maturing November 15, 2012	245,625
	PanAmSat Corp.
	2,722,500	Term Loan, 6.71%, Maturing January 3, 2014	2,663,188

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Radio and Television (continued)
	Paxson Communications Corp.
	$2,775,000	Term Loan, 8.49%, Maturing January 15, 2012	$2,677,875
	Raycom TV Broadcasting, LLC
	1,125,000	Term Loan, 6.38%, Maturing June 25, 2014	1,080,000
	SFX Entertainment
	1,291,293	Term Loan, 7.95%, Maturing June 21, 2013	1,260,624
	Sirius Satellite Radio, Inc.
	500,000	Term Loan, 7.06%, Maturing December 19, 2012	477,500
	Spanish Broadcasting System, Inc.
	982,368	Term Loan, 6.95%, Maturing June 10, 2012	924,654
	Tyrol Acquisition 2 SAS
EUR	875,000	Term Loan, 6.37%, Maturing January 19, 2015	1,196,985
EUR	875,000	Term Loan, 6.62%, Maturing January 19, 2016	1,202,490
	Univision Communications, Inc.
	825,000	Term Loan, 7.32%, Maturing March 29, 2009	811,594
	282,718	Term Loan, 0.00%, Maturing September 29, 2014(3)	260,012
	8,142,282	Term Loan, 7.21%, Maturing September 29, 2014	7,488,359
	Young Broadcasting, Inc.
	985,000	Term Loan, 7.19%, Maturing November 3, 2012	938,213
	796,663	Term Loan, 7.25%, Maturing November 3, 2012	758,821
			$42,519,268
	Rail Industries — 0.6%
	Kansas City Southern Railway Co.
	$2,221,875	Term Loan, 6.67%, Maturing March 30, 2008	$2,173,271
	RailAmerica, Inc.
	1,725,000	Term Loan, 7.12%, Maturing August 14, 2008	1,694,813
			$3,868,084
	Retailers (Except Food and Drug) — 3.4%
	American Achievement Corp.
	$1,404,229	Term Loan, 7.07%, Maturing March 25, 2011	$1,376,144
	Amscan Holdings, Inc.
	572,125	Term Loan, 7.49%, Maturing May 25, 2013	539,228
	Claire's Stores, Inc.
	399,000	Term Loan, 7.95%, Maturing May 24, 2014	353,988
	Cumberland Farms, Inc.
	1,732,500	Term Loan, 7.67%, Maturing September 29, 2013	1,706,513
	Educate, Inc.
	500,000	Term Loan, 10.45%, Maturing June 14, 2014	483,125
	FTD, Inc.
	715,469	Term Loan, 6.57%, Maturing July 28, 2013	710,103
	Harbor Freight Tools USA, Inc.
	2,007,693	Term Loan, 6.94%, Maturing July 15, 2010	1,915,675

	Principal Amount*	Borrower/Tranche Description	Value
	Retailers (Except Food and Drug) (continued)
	Josten's Corp.
	$2,102,724	Term Loan, 7.20%, Maturing October 4, 2011	$2,071,183
	Mapco Express, Inc.
	598,905	Term Loan, 7.74%, Maturing April 28, 2011	586,927
	Neiman Marcus Group, Inc.
	884,494	Term Loan, 7.45%, Maturing April 5, 2013	852,652
	Orbitz Worldwide, Inc.
	1,315,000	Term Loan, 8.20%, Maturing July 25, 2014	1,262,400
	Oriental Trading Co., Inc.
	1,225,000	Term Loan, 10.83%, Maturing January 31, 2013	1,168,344
	1,781,753	Term Loan, 7.21%, Maturing July 31, 2013	1,717,165
	Rent-A-Center, Inc.
	1,151,262	Term Loan, 7.08%, Maturing November 15, 2012	1,103,292
	Rover Acquisition Corp.
	2,431,625	Term Loan, 7.33%, Maturing October 26, 2013	2,341,453
	Savers, Inc.
	384,442	Term Loan, 7.99%, Maturing August 11, 2012	372,908
	417,374	Term Loan, 7.99%, Maturing August 11, 2012	404,853
	The Yankee Candle Company, Inc.
	1,368,125	Term Loan, 7.20%, Maturing February 6, 2014	1,287,748
	Vivarte
EUR	750,000	Term Loan, 6.77%, Maturing May 29, 2015	995,233
EUR	750,000	Term Loan, 7.27%, Maturing May 29, 2016	1,001,226
			$22,250,160
	Steel — 0.4%
	Algoma Acquisition Corp.
	$1,522,438	Term Loan, 8.09%, Maturing June 20, 2013	$1,423,479
	Niagara Corp.
	1,147,125	Term Loan, 9.81%, Maturing June 29, 2014	1,015,206
			$2,438,685
	Surface Transport — 1.0%
	Gainey Corp.
	$821,262	Term Loan, 10.47%, Maturing April 20, 2012	$555,721
	Oshkosh Truck Corp.
	2,123,125	Term Loan, 7.45%, Maturing December 6, 2013	2,053,157
	Ozburn-Hessey Holding Co., LLC
	490,687	Term Loan, 8.53%, Maturing August 9, 2012	463,699
	SIRVA Worldwide, Inc.
	1,625,945	Term Loan, 12.50%, Maturing December 1, 2010	1,032,543
	Swift Transportation Co., Inc.
	3,115,116	Term Loan, 7.94%, Maturing May 10, 2014	2,654,665
			$6,759,785

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Telecommunications — 5.5%
	Alaska Communications Systems Holdings, Inc.
	$1,105,000	Term Loan, 6.95%, Maturing February 1, 2012	$1,064,714
	Alltell Communication
	1,250,000	Term Loan, Maturing May 16, 2015(2)	1,199,133
	Asurion Corp.
	1,675,000	Term Loan, 7.88%, Maturing July 13, 2012	1,620,040
	1,000,000	Term Loan, 11.27%, Maturing January 13, 2013	976,563
	Centennial Cellular Operating Co., LLC
	4,594,820	Term Loan, 7.19%, Maturing February 9, 2011	4,479,950
	CommScope, Inc.
	1,300,000	Term Loan, Maturing November 19, 2014(2)	1,286,188
	Consolidated Communications, Inc.
	4,496,651	Term Loan, 6.95%, Maturing July 27, 2015	4,440,443
	FairPoint Communications, Inc.
	3,235,000	Term Loan, 7.00%, Maturing February 8, 2012	3,210,738
	Intelsat Bermuda, Ltd.
	1,200,000	Term Loan, 7.21%, Maturing February 1, 2014	1,177,500
	Intelsat Subsidiary Holding Co.
	1,089,000	Term Loan, 6.71%, Maturing July 3, 2013	1,068,037
	Iowa Telecommunications Services
	688,000	Term Loan, 6.99%, Maturing November 23, 2011	669,617
	IPC Systems, Inc.
	1,197,000	Term Loan, 7.45%, Maturing May 31, 2014	1,072,811
	500,000	Term Loan, 10.45%, Maturing May 31, 2015	415,625
	Macquarie UK Broadcast Ventures, Ltd.
GBP	850,000	Term Loan, 8.10%, Maturing December 26, 2014	1,682,188
	NTelos, Inc.
	1,304,812	Term Loan, 7.08%, Maturing August 24, 2011	1,285,892
	Palm, Inc.
	925,000	Term Loan, 8.33%, Maturing April 24, 2014	837,125
	Stratos Global Corp.
	1,163,250	Term Loan, 7.95%, Maturing February 13, 2012	1,132,715
	Telesat Canada, Inc.
	57,319	Term Loan, 0.00%, Maturing October 22, 2014(3)	56,398
	670,632	Term Loan, 7.95%, Maturing October 22, 2014	659,855
	Trilogy International Partners
	950,000	Term Loan, 8.70%, Maturing June 29, 2012	907,250
	Triton PCS, Inc.
	3,137,611	Term Loan, 8.08%, Maturing November 18, 2009	3,131,728
	Windstream Corp.
	3,428,699	Term Loan, 6.71%, Maturing July 17, 2013	3,367,088
			$35,741,598

	Principal Amount*	Borrower/Tranche Description	Value
	Utilities — 4.0%
	AEI Finance Holding, LLC
	$301,657	Revolving Loan, 5.10%, Maturing March 30, 2012	$291,099
	2,273,750	Term Loan, 8.20%, Maturing March 30, 2014	2,194,169
	Astoria Generating Co.
	1,000,000	Term Loan, 8.96%, Maturing August 23, 2013	968,125
	BRSP, LLC
	1,962,034	Term Loan, 7.91%, Maturing July 13, 2009	1,937,508
	Calpine Corp.
	920,375	DIP Loan, 7.45%, Maturing March 30, 2009	899,667
	Covanta Energy Corp.
	626,804	Term Loan, 5.10%, Maturing February 9, 2014	602,254
	1,266,830	Term Loan, 6.71%, Maturing February 9, 2014	1,217,212
	Electricinvest Holding Co.
EUR	476,616	Term Loan, 8.13%, Maturing October 24, 2012	672,491
GBP	480,000	Term Loan, 9.99%, Maturing October 24, 2012	931,848
	LS Power Acquisition Co.
	675,000	Term Loan, 8.94%, Maturing November 1, 2014	664,875
	Mach General, LLC
	75,000	Term Loan, 7.20%, Maturing February 22, 2013	71,400
	719,563	Term Loan, 7.00%, Maturing February 22, 2014	685,024
	Mirant North America, LLC
	973,968	Term Loan, 6.57%, Maturing January 3, 2013	944,039
	NRG Energy, Inc.
	2,875,000	Term Loan, 0.00%, Maturing June 1, 2014(3)	2,771,296
	2,328,227	Term Loan, 6.85%, Maturing June 1, 2014	2,224,039
	5,593,664	Term Loan, 6.95%, Maturing June 1, 2014	5,343,348
	Pike Electric, Inc.
	1,404,977	Term Loan, 6.19%, Maturing July 1, 2012	1,389,172
	381,414	Term Loan, 6.19%, Maturing December 10, 2012	377,123
	TXU Texas Competitive Electric Holdings Co., LLC
	1,000,000	Term Loan, 8.40%, Maturing October 10, 2014	983,750
	1,000,000	Term Loan, 8.40%, Maturing October 10, 2014	985,057
			$26,153,496
		Total Senior Floating-Rate Interests (identified cost $1,018,622,899)	$981,243,932

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Corporate Bonds & Notes — 11.1%
Principal Amount* (000's omitted)	Security	Value
Aerospace and Defense — 0.1%
Alion Science and Technologies, Corp.
$155	10.25%, 2/1/15	$140,469
Bombardier, Inc.
145	8.00%, 11/15/14(5)	150,800
DRS Technologies, Inc., Sr. Sub. Notes
90	7.625%, 2/1/18	92,025
		$383,294
Automotive — 0.1%
Altra Industrial Motion, Inc.
$250	9.00%, 12/1/11	$252,500
125	9.00%, 12/1/11	126,250
American Axle & Manufacturing, Inc.
150	7.875%, 3/1/17	139,500
Commercial Vehicle Group, Inc., Sr. Notes
110	8.00%, 7/1/13	99,550
General Motors Acceptance Corp.
235	6.375%, 5/1/08	233,237
Goodyear Tire & Rubber Co., Sr. Notes, Variable Rate
200	9.135%, 12/1/09	202,000
Tenneco, Inc.
65	8.125%, 11/15/15(5)	65,162
		$1,118,199
Broadcast Radio and Television — 0.0%
Warner Music Group, Sr. Sub. Notes
$90	7.375%, 4/15/14	$75,937
		$75,937
Brokers / Dealers / Investment Houses — 0.1%
Nuveen Investments, Inc.
$30	5.00%, 9/15/10	$27,450
Nuveen Investments, Inc., Sr. Notes
365	10.50%, 11/15/15(5)	362,262
Residential Capital LLC, Sub. Notes, Variable Rate
520	8.544%, 4/17/09(5)	226,200
		$615,912

	Principal Amount* (000's omitted)	Security	Value
	Building and Development — 0.7%
	Grohe Holding of GmbH, Variable Rate(8)
EUR	2,000	7.566%, 1/15/14	$2,730,201
	Nortek, Inc., Sr. Sub. Notes
	950	8.50%, 9/1/14	774,250
	NTK Holdings, Inc., Sr. Disc. Notes
	405	10.75%, 3/1/14	240,975
	Panolam Industries International
	470	10.75%, 10/1/13	434,750
	Stanley Martin Co.
	90	9.75%, 8/15/15	60,300
			$4,240,476
	Business Equipment and Services — 0.8%
	Affinion Group, Inc.
	$110	10.125%, 10/15/13	$110,825
	150	11.50%, 10/15/15	150,375
	Aramark Corp., Sr. Notes
	70	8.50%, 2/1/15	70,612
	Ceridian Corp., Sr. Notes
	395	11.25%, 11/15/15(5)	369,819
	Education Management, LLC
	310	8.75%, 6/1/14	311,550
	720	10.25%, 6/1/16	738,000
	KAR Holdings, Inc., Sr. Notes
	20	8.75%, 5/1/14(5)	18,600
	KAR Holdings, Inc., Sr. Notes, Variable Rate
	145	8.911%, 5/1/14(5)	132,675
	MediMedia USA, Inc., Sr. Sub Notes
	180	11.375%, 11/15/14(5)	186,300
	Neff Corp., Sr. Notes
	40	10.00%, 6/1/15	24,200
	Norcross Safety Products, LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B
	1,040	9.875%, 8/15/11	1,073,800
	Safety Products Holdings, Inc. Sr. Notes (PIK)
	354	11.75%, 1/1/12	369,524
	SunGard Data Systems, Inc.
	90	9.125%, 8/15/13	92,025
	Travelport, LLC
	530	9.875%, 9/1/14	537,950
	79	11.875%, 9/1/16	84,135
	West Corp.
	760	9.50%, 10/15/14	752,400
			$5,022,790

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount* (000's omitted)	Security	Value
Cable and Satellite Television — 0.4%
CCH I, LLC/CCH I Capital Co.
$175	11.00%, 10/1/15	$153,125
CCH II, LLC/CCH II Capital Co.
350	10.25%, 9/15/10	346,500
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes
1,785	8.75%, 11/15/13	1,753,762
CSC Holdings, Inc., Sr. Notes
80	6.75%, 4/15/12	75,400
Insight Communications, Sr. Disc. Notes
280	12.25%, 2/15/11	292,950
Kabel Deutschland GmbH
220	10.625%, 7/1/14	231,000
Mediacom Broadband Group Corp., LLC, Sr. Notes
25	8.50%, 10/15/15	22,375
		$2,875,112
Chemicals and Plastics — 0.2%
CII Carbon, LLC
$100	11.125%, 11/15/15(5)	$99,000
Equistar Chemical, Sr. Notes
41	10.625%, 5/1/11	43,050
INEOS Group Holdings PLC
385	8.50%, 2/15/16(5)	348,425
Nova Chemicals Corp., Sr. Notes, Variable Rate
215	7.863%, 11/15/13	207,475
Reichhold Industries, Inc., Sr. Notes
500	9.00%, 8/15/14(5)	495,000
		$1,192,950
Clothing / Textiles — 0.3%
Levi Strauss & Co., Sr. Notes
$435	9.75%, 1/15/15	$438,806
85	8.875%, 4/1/16	83,300
Oxford Industries, Inc., Sr. Notes
1,290	8.875%, 6/1/11	1,286,775
Perry Ellis International, Inc., Sr. Sub. Notes
355	8.875%, 9/15/13	346,125
Phillips Van Heusen, Sr. Notes
20	7.25%, 2/15/11	20,100
		$2,175,106

Principal Amount* (000's omitted)	Security	Value
Conglomerates — 0.1%
Goodman Global Holdings, Inc., Sr. Notes, Variable Rate
$234	8.36%, 6/15/12	$234,292
RBS Global & Rexnord Corp.
195	9.50%, 8/1/14	194,025
175	11.75%, 8/1/16	175,875
		$604,192
Containers and Glass Products — 0.2%
Intertape Polymer US, Inc., Sr. Sub. Notes
$865	8.50%, 8/1/14	$793,637
Pliant Corp. (PIK)
241	11.85%, 6/15/09	246,697
Smurfit-Stone Container Enterprises, Inc., Sr. Notes
245	8.00%, 3/15/17	236,425
		$1,276,759
Cosmetics / Toiletries — 0.1%
Bausch & Lomb, Inc., Sr. Notes
$205	9.875%, 11/1/15(5)	$208,075
Revlon Consumer Products Corp., Sr. Sub. Notes
225	8.625%, 2/1/08	221,062
		$429,137
Ecological Services and Equipment — 0.1%
Waste Services, Inc., Sr. Sub. Notes
$570	9.50%, 4/15/14	$572,850
		$572,850
Electronic / Electric — 0.3%
Advanced Micro Devices, Inc., Sr. Notes
$465	7.75%, 11/1/12	$430,125
Amkor Technologies, Inc., Sr. Notes
110	7.75%, 5/15/13	103,812
Avago Technologies Finance
100	11.875%, 12/1/15	108,750
Avago Technologies Finance, Variable Rate
195	10.125%, 12/1/13	206,212
NXP BV/NXP Funding, LLC
15	7.875%, 10/15/14	14,475
NXP BV/NXP Funding, LLC, Variable Rate
875	7.993%, 10/15/13	830,156
		$1,693,530

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount* (000's omitted)	Security	Value
Financial Intermediaries — 0.6%
Alzette, Variable Rate
$750	11.86%, 12/15/20(4)	$740,548
E*Trade Financial Corp.
150	7.875%, 12/1/15	109,500
E*Trade Financial Corp., Sr. Notes
105	8.00%, 6/15/11	80,850
First CLO, Ltd., Sr. Sub. Notes, Variable Rate
1,000	7.68%, 7/27/16(5)	928,805
Ford Motor Credit Co.
795	7.375%, 10/28/09	753,028
375	7.875%, 6/15/10	348,265
Ford Motor Credit Co., Sr. Notes
55	5.80%, 1/12/09	52,348
20	9.875%, 8/10/11	19,369
General Motors Acceptance Corp.
110	5.85%, 1/14/09	104,839
180	7.75%, 1/19/10	170,959
360	7.25%, 3/2/11	319,070
45	7.00%, 2/1/12	39,333
General Motors Acceptance Corp., Variable Rate
125	6.119%, 5/15/09	117,164
		$3,784,078
Food Products — 0.1%
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes
$550	11.50%, 11/1/11	$508,750
Dole Foods Co.
235	7.25%, 6/15/10	216,200
Dole Foods Co., Sr. Notes
110	8.625%, 5/1/09	108,350
Pierre Foods, Inc., Sr. Sub. Notes
10	9.875%, 7/15/12	7,350
		$840,650
Food Service — 0.1%
El Pollo Loco, Inc.
$410	11.75%, 11/15/13	$399,750
NPC International, Inc.
440	9.50%, 5/1/14	393,800
		$793,550

Principal Amount* (000's omitted)	Security	Value
Food / Drug Retailers — 0.4%
General Nutrition Center, Sr. Notes, Variable Rate (PIK)
$385	10.009%, 3/15/14	$367,675
General Nutrition Center, Sr. Sub. Notes
385	10.75%, 3/15/15	373,450
Rite Aid Corp.
760	6.125%, 12/15/08(5)	746,700
320	7.50%, 1/15/15	294,400
90	8.625%, 3/1/15	76,500
115	9.375%, 12/15/15(5)	100,050
585	9.50%, 6/15/17(5)	506,025
		$2,464,800
Forest Products — 0.2%
Jefferson Smurfit Corp.
$85	7.50%, 6/1/13	$80,750
NewPage Corp.
500	10.00%, 5/1/12	512,500
225	12.00%, 5/1/13	236,250
NewPage Corp., Variable Rate
155	11.161%, 5/1/12	163,525
		$993,025
Healthcare — 0.9%
Accellent, Inc.
$235	10.50%, 12/1/13	$209,150
Advanced Medical Optics, Inc., Sr. Sub. Notes
80	7.50%, 5/1/17	73,200
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
355	10.00%, 2/15/15	381,625
HCA, Inc.
870	8.75%, 9/1/10	875,437
170	7.875%, 2/1/11	166,175
150	9.125%, 11/15/14	153,750
325	9.25%, 11/15/16	337,187
MultiPlan, Inc., Sr. Sub. Notes
540	10.375%, 4/15/16(5)	542,700
National Mentor Holdings, Inc.
355	11.25%, 7/1/14	375,412
Res-Care, Inc., Sr. Notes
220	7.75%, 10/15/13	218,900
Service Corp. International, Sr. Notes
130	7.00%, 6/15/17	123,175
Universal Hospital Services, Inc. (PIK)
40	8.50%, 6/1/15(5)	40,200

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount* (000's omitted)	Security	Value
Healthcare (continued)
Universal Hospital Services, Inc., Variable Rate
$40	8.281%, 6/1/15(5)(8)	$39,600
US Oncology, Inc.
440	9.00%, 8/15/12	435,600
1,940	10.75%, 8/15/14	1,910,900
Varietal Distribution Merger, Inc., Sr. Notes (PIK)
45	10.25%, 7/15/15(5)	42,750
		$5,925,761
Home Furnishings — 0.0%
Interline Brands, Inc., Sr. Sub. Notes
$150	8.125%, 6/15/14	$148,500
		$148,500
Industrial Equipment — 0.1%
Chart Industries, Inc., Sr. Sub. Notes
$215	9.125%, 10/15/15	$223,600
ESCO Corp., Sr. Notes
160	8.625%, 12/15/13(5)	161,600
ESCO Corp., Sr. Notes, Variable Rate
160	9.569%, 12/15/13(5)	159,200
		$544,400
Insurance — 0.0%
Alliant Holdings I, Inc.
$115	11.00%, 5/1/15(5)	$109,825
		$109,825
Leisure Goods / Activities / Movies — 0.4%
AMC Entertainment, Inc.
$155	11.00%, 2/1/16	$163,140
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
220	12.50%, 4/1/13(5)	210,100
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
405	9.894%, 4/1/12(5)	394,875
Marquee Holdings, Inc., Sr. Disc. Notes
610	9.505%, 8/15/14	509,350
Universal City Development Partners, Sr. Notes
315	11.75%, 4/1/10	326,813
Universal City Florida Holdings, Sr. Notes, Variable Rate
750	9.661%, 5/1/10	761,250
		$2,365,528

Principal Amount* (000's omitted)	Security	Value
Lodging and Casinos — 1.0%
Buffalo Thunder Development Authority
$410	9.375%, 12/15/14(5)	$371,050
CCM Merger, Inc.
260	8.00%, 8/1/13(5)	242,450
Chukchansi EDA, Sr. Notes, Variable Rate
310	8.238%, 11/15/12(5)	303,800
Fontainebleau Las Vegas Casino, LLC
525	10.25%, 6/15/15(5)	467,250
Galaxy Entertainment Finance
200	9.875%, 12/15/12(5)	211,000
Galaxy Entertainment Finance, Variable Rate
195	10.409%, 12/15/10(5)	200,850
Greektown Holdings, LLC, Sr. Notes
115	10.75%, 12/1/13(5)	112,700
Indianapolis Downs, LLC & Capital Corp., Sr. Notes
170	11.00%, 11/1/12(5)	166,600
Inn of the Mountain Gods, Sr. Notes
700	12.00%, 11/15/10	735,875
Majestic HoldCo, LLC
150	12.50%, 10/15/11(5)	102,750
Majestic Star Casino, LLC
380	9.50%, 10/15/10	367,650
MGM Mirage, Inc.
180	7.50%, 6/1/16	177,750
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
55	8.00%, 4/1/12	55,756
OED Corp./Diamond Jo, LLC
125	8.75%, 4/15/12	125,000
Pinnacle Entertainment Inc., Sr. Sub. Notes
155	7.50%, 6/15/15(5)	144,150
Pokagon Gaming Authority, Sr. Notes
120	10.375%, 6/15/14(5)	129,000
San Pasqual Casino
125	8.00%, 9/15/13(5)	123,750
Seminole Hard Rock Entertainment, Variable Rate
195	8.194%, 3/15/14(5)	188,175
Station Casinos, Inc.
60	7.75%, 8/15/16	56,700
Station Casinos, Inc., Sr. Notes
105	6.00%, 4/1/12	95,813
Trump Entertainment Resorts, Inc.
1,465	8.50%, 6/1/15	1,168,338
Tunica-Biloxi Gaming Authority, Sr. Notes
345	9.00%, 11/15/15(5)	350,175

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount* (000's omitted)	Security	Value
Lodging and Casinos (continued)
Turning Stone Resort Casinos, Sr. Notes
$85	9.125%, 9/15/14(5)	$86,275
Waterford Gaming, LLC, Sr. Notes
392	8.625%, 9/15/14(5)	393,470
		$6,376,327
Nonferrous Metals / Minerals — 0.2%
Aleris International, Inc., Sr. Notes
$70	9.00%, 12/15/14	$60,550
Aleris International, Inc., Sr. Sub. Notes
710	10.00%, 12/15/16	599,950
Alpha Natural Resources, Sr. Notes
90	10.00%, 6/1/12	95,850
FMG Finance PTY, Ltd.
560	10.625%, 9/1/16(5)	646,800
FMG Finance PTY, Ltd., Variable Rate
220	9.621%, 9/1/11(5)	227,150
		$1,630,300
Oil and Gas — 1.0%
Allis-Chalmers Energy, Inc.
$100	8.50%, 3/1/17	$96,500
Allis-Chalmers Energy, Inc., Sr. Notes
480	9.00%, 1/15/14	482,400
Cimarex Energy Co., Sr. Notes
135	7.125%, 5/1/17	132,975
Clayton Williams Energy, Inc.
185	7.75%, 8/1/13	171,125
Compton Pet Finance Corp.
410	7.625%, 12/1/13	385,400
Denbury Resources, Inc., Sr. Sub. Notes
55	7.50%, 12/15/15	55,963
El Paso Corp., Sr. Notes
245	9.625%, 5/15/12	273,214
Encore Acquisition Co., Sr. Sub. Notes
175	7.25%, 12/1/17	167,563
Ocean Rig Norway AS, Sr. Notes
255	8.375%, 7/1/13(5)	264,563
OPTI Canada, Inc.
110	7.875%, 12/15/14(5)	107,800
200	8.25%, 12/15/14(5)	198,000
Parker Drilling Co., Sr. Notes
110	9.625%, 10/1/13	117,700

Principal Amount* (000's omitted)	Security	Value
Oil and Gas (continued)
Petrohawk Energy Corp.
$890	9.125%, 7/15/13	$938,950
Petroplus Finance, Ltd.
300	7.00%, 5/1/17(5)	277,500
Plains Exploration & Production Co.
280	7.00%, 3/15/17	267,400
Quicksilver Resources, Inc.
235	7.125%, 4/1/16	227,950
SemGroup L.P., Sr. Notes
605	8.75%, 11/15/15(5)	580,800
SESI, LLC
65	6.875%, 6/1/14	63,050
Stewart & Stevenson, LLC, Sr. Notes
385	10.00%, 7/15/14	387,888
United Refining Co., Sr. Notes
975	10.50%, 8/15/12	999,375
VeraSun Energy Corp.
115	9.875%, 12/15/12	114,856
		$6,310,972
Publishing — 0.3%
Dex Media West/Finance, Series B
$105	9.875%, 8/15/13	$109,331
Harland Clarke Holdings
185	9.50%, 5/15/15	160,025
Idearc, Inc., Sr. Notes
355	8.00%, 11/15/16	333,700
MediaNews Group, Inc., Sr. Sub. Notes
110	6.875%, 10/1/13	72,050
Nielsen Finance, LLC
190	10.00%, 8/1/14	194,275
R.H. Donnelley Corp.
580	8.875%, 10/15/17(5)	549,550
Reader's Digest Association, Inc., (The), Sr. Sub. Notes
665	9.00%, 2/15/17(5)	548,625
		$1,967,556
Radio and Television — 0.1%
CanWest Media, Inc.
$280	8.00%, 9/15/12	$261,100
Rainbow National Services, LLC, Sr. Sub. Debs.
335	10.375%, 9/1/14(5)	363,475
		$624,575

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount* (000's omitted)	Security	Value
Rail Industries — 0.1%
American Railcar Industry
$195	7.50%, 3/1/14	$186,225
Kansas City Southern Mexico, Sr. Notes
275	7.625%, 12/1/13	277,063
65	7.375%, 6/1/14(5)	64,188
		$527,476
Retailers (Except Food and Drug) — 0.8%
Amscan Holdings, Inc., Sr. Sub. Notes
$455	8.75%, 5/1/14	$420,875
Bon-Ton Department Stores, Inc.
155	10.25%, 3/15/14	124,775
GameStop Corp.
1,440	8.00%, 10/1/12	1,504,800
Michaels Stores, Inc., Sr. Notes
275	10.00%, 11/1/14	272,250
Michaels Stores, Inc., Sr. Sub. Notes
345	11.375%, 11/1/16	330,338
Neiman Marcus Group, Inc.
345	9.00%, 10/15/15	360,525
1,295	10.375%, 10/15/15	1,382,413
Sally Holdings, LLC, Sr. Notes
95	9.25%, 11/15/14	95,000
230	10.50%, 11/15/16	230,000
Toys "R" Us
235	7.375%, 10/15/18	180,950
Yankee Acquisition Corp., Series B
295	8.50%, 2/15/15	274,350
385	9.75%, 2/15/17	357,088
		$5,533,364
Steel — 0.1%
RathGibson, Inc.
$495	11.25%, 2/15/14	$509,850
Ryerson, Inc., Sr. Notes
30	12.00%, 11/1/15(5)	29,588
Ryerson, Inc., Sr. Notes, Variable Rate
20	12.574%, 11/1/14(5)	19,350
Steel Dynamics, Inc., Sr. Notes
225	7.375%, 11/1/12(5)	224,438
		$783,226

Principal Amount* (000's omitted)	Security	Value
Surface Transport — 0.0%
CEVA Group PLC
$205	10.00%, 9/1/14(5)	$210,638
		$210,638
Telecommunications — 0.9%
Centennial Cellular Operating Co./Centennial Communication Corp., Sr. Notes
$265	10.125%, 6/15/13	$278,250
Digicel Group, Ltd., Sr. Notes
285	9.25%, 9/1/12(5)	287,850
370	8.875%, 1/15/15(5)	332,075
384	9.125%, 1/15/15(5)	344,640
Intelsat Bermuda, Ltd.
365	9.25%, 6/15/16	373,669
Level 3 Financing, Inc., Sr. Notes
250	9.25%, 11/1/14	225,625
355	8.75%, 2/15/17	306,188
Qwest Communications International, Inc.
1,450	7.50%, 2/15/14	1,446,375
Qwest Corp., Sr. Notes
505	7.625%, 6/15/15	517,625
Qwest Corp., Sr. Notes, Variable Rate
1,025	8.944%, 6/15/13	1,058,313
Windstream Corp.
215	8.125%, 8/1/13	222,256
65	8.625%, 8/1/16	67,763
Windstream Regatta Holdings, Inc.
100	11.00%, 12/1/17(5)	101,500
		$5,562,129
Utilities — 0.3%
AES Corp., Sr. Notes
$55	8.00%, 10/15/17(5)	$55,000
Dynegy Holdings, Inc.
100	8.375%, 5/1/16	96,625
30	7.75%, 6/1/19	27,150
Edison Mission Energy
105	7.50%, 6/15/13	105,525
Energy Future Holdings, Sr. Notes
410	10.875%, 11/1/17(5)	403,850
NGC Corp.
430	7.625%, 10/15/26	368,725

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount* (000's omitted)	Security	Value
Utilities (continued)
NRG Energy, Inc.
$150	7.25%, 2/1/14	$147,000
390	7.375%, 1/15/17	382,200
NRG Energy, Inc., Sr. Notes
140	7.375%, 2/1/16	137,550
Reliant Energy, Inc., Sr. Notes
20	7.625%, 6/15/14	19,400
Texas Competitive Electric Holdings Co. LLC, Sr. Notes
270	10.25%, 11/1/15(5)	261,225
220	10.25%, 11/1/15(5)	211,475
		$2,215,725
Total Corporate Bonds & Notes (identified cost $74,087,597)		$71,988,649
Convertible Bonds — 0.1%
Principal Amount*	Security	Value
$345,000	L-3 Communications Corp.(5)	$429,956
Total Convertible Bonds (identified cost $348,788)		$429,956
Common Stocks — 0.0%
Shares	Security	Value
34,611	Trump Entertainment Resorts, Inc.(6)	$178,939
Total Common Stocks (identified cost $427,071)		$178,939
Convertible Preferred Stocks — 0.0%
Shares	Security	Value
1,123	Chesapeake Energy Corp., 4.50%	$116,792
479	Crown Castle International Corp., 6.25% (PIK)	28,979
Total Convertible Preferred Stocks (identified cost $131,740)		$145,771

Asset Backed Securities — 0.8%
Principal Amount* (000's omitted)	Security	Value
$760	Avalon Capital Ltd. 3, Series 1A, Class D,Variable Rate, 6.98%, 2/24/19(5)(8)	$665,164
1,000	Babson Ltd., 2005-1A, Class C1, Variable Rate, 7.193%, 4/15/19(5)(8)	892,463
1,000	Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate, 7.41%, 1/15/19(5)(8)	903,802
1,000	Centurion CDO 8 Ltd., Series 2005-8A, Class D, Variable Rate, 11.224%, 3/8/17(8)	924,764
750	Centurion CDO 9 Ltd., Series 2005-9A, Class Note, 9.35%, 7/17/19(8)	653,282
750	Comstock Funding, Ltd., Series 2006-1A, Class D, Variable Rate, 9.61%, 5/30/20(5)(8)	599,137
489	Sonata Securities S.A., Series 2006-6, 8.91%, 12/28/07(8)	488,855
		$5,127,467
Total Asset Backed Securities (identified cost $5,524,777)		$5,127,467
Closed-End Investment Companies — 2.8%
Shares	Security	Value
173,420	BlackRock Floating Rate Income Strategies Fund II	$2,788,594
89,541	BlackRock Floating Rate Income Strategies Fund, Inc.	1,474,740
20,864	BlackRock Global Floating Rate Income Trust Fund	344,256
2,933	First Trust/Four Corners Senior Floating Rate Income Fund	45,110
345,089	First Trust/Four Corners Senior Floating Rate Income Fund II	5,293,665
521,233	ING Prime Rate Trust	3,424,501
173,333	LMP Corporate Loan Fund, Inc.	2,045,329
50,753	Nuveen Floating Rate Income Fund	590,765
8,502	Nuveen Floating Rate Income Opportunity Fund	99,984
23,445	Nuveen Senior Income Fund	168,804
136	PIMCO Floating Rate Income Fund	2,256
1,620	PIMCO Floating Rate Strategy Fund	25,677
293	Pioneer Floating Rate Trust	4,919
268,136	Van Kampen Senior Income Trust	1,933,261
Total Closed-End Investment Companies (identified cost $20,142,984)		$18,241,861

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Short-Term Investments — 1.6%
Description	Interest (000's omitted)	Value
Investment in Cash Management Portfolio, 4.52%(7)	$10,590	$10,589,858
Total Short-Term Investments (identified cost $10,589,858)		$10,589,858
Total Investments — 167.2% (identified cost $1,129,875,714)		$1,087,946,433
Less Unfunded Loan Commitments — (1.3)%		$(8,963,337)
Net Investments — 165.9% (identified cost $1,120,912,377)		$1,078,983,096
Other Assets, Less Liabilities — 1.1%		$7,109,408
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (67.0)%		$(435,543,511)
Net Assets Applicable to Common Shares — 100.0%		$650,548,993

DIP - Debtors In Possession

PIK - Payment In Kind

REIT - Real Estate Investment Trust

EUR - Euro

GBP - British Pound

*  In U.S. dollars unless otherwise indicated

(1)  Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  This Senior Loan will settle after November 30, 2007, at which time the interest rate will be determined.

(3)  Unfunded or partially unfunded loan commitments. See Note 1G for description.

(4)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, the aggregate value of the securities is $20,038,795 or 3.1% of the Fund's net assets.

(6)  Non-income producing security.

(7)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2007.

(8)  Adjustable rate securities. Rates shown are the rates at period end.

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of November 30, 2007

Assets
Unaffiliated investments, at value (identified cost, $1,110,322,519)	$1,068,393,238
Affiliated investment, at value (identified cost, $10,589,858)	10,589,858
Cash	2,982,500
Foreign currency, at value (identified cost, $2,653,720)	2,645,140
Receivable for investments sold	5,665,801
Dividends and interest receivable	10,736,020
Interest receivable from affiliated investment	50,807
Receivable for open swap contracts	54,801
Receivable for open forward foreign currency contracts	664,021
Prepaid expenses and other assets	99,671
Total assets	$1,101,881,857
Liabilities
Payable for investments purchased	$15,102,731
Payable to affiliate for investment advisory fees	489,079
Payable to affiliate for Trustees' fees	3,731
Payable for open forward foreign currency contracts	4,866
Accrued expenses	188,946
Total liabilities	$15,789,353
Auction preferred shares (17,400 shares outstanding) at liquidation value plus cumulative unpaid dividends	$435,543,511
Net assets applicable to common shares	$650,548,993
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 37,356,040 shares issued and outstanding	$373,560
Additional paid-in capital	707,184,971
Accumulated net realized loss	(16,351,161)
Accumulated undistributed net investment income	737,641
Net unrealized depreciation	(41,396,018)
Net assets applicable to common shares	$650,548,993
Net Asset Value Per Common Share
($650,548,993 ÷ 37,356,040 common shares issued and outstanding)	$17.41

Statement of Operations

For the Six Months Ended
November 30, 2007

Investment Income
Interest	$43,126,055
Dividends	671,006
Interest income allocated from affiliated investment	631,660
Expenses allocated from affliated investment	(59,434)
Total investment income	$44,369,287
Expenses
Investment adviser fee	$4,115,313
Trustees' fees and expenses	11,325
Preferred shares remarketing agent fee	565,570
Custodian fee	124,263
Legal and accounting services	84,003
Transfer and dividend disbursing agent fees	31,330
Printing and postage	19,632
Miscellaneous	81,174
Total expenses	$5,032,610
Deduct — Reduction of custodian fee	$7,253
Reduction of investment adviser fee	1,114,416
Total expense reductions	$1,121,669
Net expenses	$3,910,941
Net investment income	$40,458,346
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions	$(1,285,639)
Swap contracts	14,990
Foreign currency and forward foreign currency exchange contract transactions	(6,743,304)
Net realized loss	$(8,013,953)
Change in unrealized appreciation (depreciation) — Investments	$(50,842,711)
Swap contracts	3,857
Foreign currency and forward foreign currency exchange contracts	442,704
Net change in unrealized appreciation (depreciation)	$(50,396,150)
Net realized and unrealized loss	$(58,410,103)
Distributions to preferred shareholders
From net investment income	(12,103,164)
Net decrease in net assets from operations	$(30,054,921)

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended November 30, 2007 (Unaudited)	Year Ended May 31, 2007
From operations — Net investment income	$40,458,346	$81,072,647
Net realized gain (loss) from investment transactions, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(8,013,953)	611,822
Net change in unrealized appreciation (depreciation) from investments, swap contracts, and foreign currency and forward foreign currency exchange contracts	(50,396,150)	3,752,353
Distributions to preferred shareholders — From net investment income	(12,103,164)	(22,401,971)
Net increase (decrease) in net assets from operations	$(30,054,921)	$63,034,851
Distributions to common shareholders — From net investment income	$(28,462,802)	$(60,312,520)
Total distributions to common shareholders	$(28,462,802)	$(60,312,520)
Capital share transactions — Reinvestment of distributions to common shareholders	$291,781	$877,895
Total increase in net assets from capital share transactions	$291,781	$877,895
Net increase (decrease) in net assets	$(58,225,942)	$3,600,226
Net Assets Applicable to Common Shares
At beginning of period	$708,774,935	$705,174,709
At end of period	$650,548,993	$708,774,935
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$737,641	$845,261

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended November 30, 2007		Year Ended May 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)(2)
Net asset value — Beginning of period (Common shares)	$18.980		$18.910	$18.840	$19.100	(3)
Income (loss) from operations
Net investment income	$1.083		$2.174	$1.833	$1.101
Net realized and unrealized gain (loss)	(1.567)		0.114	0.087	(0.055)
Distributions to preferred shareholders From net investment income	(0.324)		(0.601)	(0.463)	(0.209)
Total income (loss) from operations	$(0.808)		$1.687	$1.457	$0.837
Less distributions to common shareholders
From net investment income	$(0.762)		$(1.617)	$(1.387)	$(0.952)
Total distributions to common shareholders	$(0.762)		$(1.617)	$(1.387)	$(0.952)
Preferred and Common shares offering costs charged to paid-in capital	$—		$—	$—	$(0.027)
Preferred shares underwriting discounts	$—		$—	$—	$(0.118)
Net asset value — End of period (Common shares)	$17.410		$18.980	$18.910	$18.840
Market value — End of period (Common shares)	$15.620		$19.480	$17.950	$18.070
Total Investment Return on Net Asset Value(4)	(4.09	)%(10)	9.45%	8.50%	3.72	%(5)(10)
Total Investment Return on Market Value(4)	(16.16	)%(10)	18.34%	7.38%	(0.52	)%(5)(10)

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended November 30, 2007		Year Ended May 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)(2)
Ratios/Supplemental Data†
Net assets applicable to common shares, end of period (000's omitted)	$650,549		$708,775	$705,175	$702,725
Ratios (As a percentage of average net assets applicable to common shares):(6)
Expenses before custodian fee reduction	1.17	%(7)	1.14%	1.15%	1.04	%(7)
Expenses after custodian fee reduction	1.17	%(7)	1.14%	1.15%	1.04	%(7)
Net investment income	11.94	%(7)	11.50%	9.67%	6.26	%(7)
Portfolio Turnover	23%		58%	51%	100%

†  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets applicable to common shares and preferred shares):(6)
Expenses before custodian fee reduction	0.71	%(7)	0.71%	0.71%	0.70	%(7)
Expenses after custodian fee reduction	0.71	%(7)	0.71%	0.71%	0.70	%(7)
Net investment income	7.26	%(7)	7.11%	5.99%	4.24	%(7)
Senior Securities:
Total preferred shares outstanding	17,400		17,400	17,400	17,400
Asset coverage per preferred share(8)	$62,419		$65,741	$65,535	$65,396
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000

(1)  Per share net investment income was computed using average common shares outstanding.

(2)  For the period from the start of business, June 29, 2004, to May 31, 2005.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.90 per share paid by the shareholder from the $20.00 offering price.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(5)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported with all distributions reinvested. Total investment return on market value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported with all distributions reinvested.

(6)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(7)  Annualized.

(8)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(9)  Plus accumulated and unpaid dividends.

(10)  Not annualized.

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate Income Trust (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified closed-end management investment company. The Fund seeks to provide a high level of current income. The Fund may, as a secondary objective, also seek preservation of capital to the extent consistent with its primary goal of high current income. The Fund pursues its objectives by investing primarily in senior, secured floating-rate loans (Senior Loans).

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The Fund's investments are primarily in interests in Senior Loans. Interests in Senior Loans for which reliable market quotations are readily available are valued on the basis of prices furnished by an independent pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the following valuation techniques: (i) a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality; (ii) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (iii) a discounted cash flow analysis; or (iv) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser's Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior loans are valued in the same manner as Senior Loans.

Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Over-the-counter options are valued at the mean between the bid and asked prices provided by dealers. Equity securities listed on the NASDAQ Global or Global Select Market are generally valued at the NASDAQ official closing price. The value of interest rate swaps are generally based upon a dealer quotation. Credit default swaps are valued by broker-dealer (usually counterparty to the agreement). Short-term obligations and money market securities maturing in sixty days or less are valued at amortized cost which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund. Occasionally, events affecting the value of foreign securities may occur between the time trading is completed abroad and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value (unless the Fund deems that such event would materially affect its net asset value in which case an adjustment would be made and reflected in such computation). The Fund may rely on an independent fair valuation service in making any such adjustment.

The Fund may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

Eaton Vance Floating-Rate Income Trust as of November 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At May 31, 2007, the Fund, for federal income tax purposes, had a capital loss carryforward of $7,183,407 which will reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on May 31, 2013 ($1,477,364), May 31, 2014 ($5,274,046) and May 31, 2015 ($431,997).

Additionally, at May 31, 2007, the Fund had net capital losses of $857 attributable to security transactions incurred after October 31, 2006. These net capital losses are treated as arising on the first day of the Fund's current taxable year.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of November 30, 2007, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Fund. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would

Eaton Vance Floating-Rate Income Trust as of November 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

involve future claims that may be made against the Fund that have not yet occurred.

J  Financial Futures Contracts — The Fund may enter into financial futures contracts. The Fund's investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Fund bears the risk if the counterparties do not perform under the contracts' terms.

K  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund's policies on investment valuations discussed above. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

L  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

M  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Fund enters into forward contracts for hedging purposes. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

N  Total Return Swaps — The Fund may enter into swap agreements to hedge against fluctuations in securities prices, interest rates or market conditions; to change the duration of the overall portfolio; to mitigate default risk; or for other risk management purposes. In a total return swap, the Fund makes payments at a rate equal to a predetermined spread to the one or three month LIBOR. In exchange, the Fund receives payments based on the rate of return of a benchmark industry index or basket of securities. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark industry index or basket of securities. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. However, the Fund does not anticipate nonperformance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

Eaton Vance Floating-Rate Income Trust as of November 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

O  Credit Default Swaps — The Fund may enter into credit default swap contracts to buy or sell protection against default on an individual issuer or a basket of issuers of bonds. When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Up-front payment or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Fund segregates assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swap of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

P  Interim Financial Statements — The interim financial statements relating to November 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares

The Fund issued Auction Preffered Shares (APS) on September 16, 2004 in a public offering. The underwriting discount and other offering costs incurred in connection with the offering were recorded as a reduction of paid-in capital of the common shares. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates.

The number of APS issued and outstanding as of November 30, 2007 is as follows:

Series	APS Issued and Outstanding
A	3,480
B	3,480
C	3,480
D	3,480
E	3,480

The APS are redeemable at the option of the Fund, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverage with respect to the APS as defined in the Fund's By-Laws and the 1940 Act. The Fund pays an annual fee equivalent to 0.25% of the liquidation value for the remarketing efforts associated with the APS auctions.

3  Distributions to Shareholders

The Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Fund intends to distribute all or substantially all of its net realized capital gains, if any. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at November 30, 2007, and the amount of dividends

Eaton Vance Floating-Rate Income Trust as of November 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

paid (including capital gains, if any) to APS shareholders, average APS dividend rates, and dividend rate ranges for the six months then ended were as follows:

Series	APS Dividend Rates at November 30, 2007	Dividends Paid to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges
A	5.30%	$2,384,784	5.47%	4.90	% – 6.75%
B	5.30	2,342,711	5.37	4.85 – 6.40
C	5.15	2,390,919	5.48	4.80 – 6.50
D	5.30	2,499,090	5.73	5.25 – 6.50
E	5.30	2,485,660	5.70	5.00 – 6.80

The Fund distinguishes between distribution on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund's average daily gross assets and is payable monthly. The portion of the advisory fee payable by Cash Management on the Fund's investment of cash therein is credited against the Fund's advisory fee. For the six months ended November 30, 2007, the Fund's advisory fee totaled $4,172,083 of which $56,770 was allocated from Cash Management and $4,115,313 was paid or accrued directly by the Fund. EVM also serves as the administrator of the Fund, but currently receives no compensation.

In addition, EVM has contractually agreed to reimburse the Fund for fees and other expenses in the amount of 0.20% of the Fund's average daily gross assets during the first five full years of the Fund's operations, 0.15% in year six, 0.10% in year seven, and 0.05% in year eight. Pursuant to this agreement, EVM waived $1,114,416 of its advisory fee for the six months ended November 30, 2007.

Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended November 30, 2007, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including principal repayments, aggregated $264,605,328 and $248,716,236 respectively, for the six months ended November 30, 2007.

6  Common Shares of Beneficial Interest

The Agreement and Declaration of Fund permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares of beneficial interest. In addition, the Fund may issue shares pursuant to its dividend reinvestment plan. Transactions in common shares were as follows:

	Six Months Ended November 30, 2007 (Unaudited)	Year Ended May 31, 2007
Issued to shareholders electing to receive payments of distributions in Fund shares	15,487	46,282
Net increase	15,487	46,282

7  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,121,046,905
Gross unrealized appreciation	$3,818,935
Gross unrealized depreciation	(45,882,744)
Net unrealized depreciation	$(42,063,809)

The net unrealized appreciation on swaps, foreign currency and forward foreign currency contracts at November 30, 2007 on a federal income tax basis was $533,263.

Eaton Vance Floating-Rate Income Trust as of November 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

8  Risk Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts, and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at November 30, 2007 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Net Unrealized Appreciation (Depreciation)
12/3/07	British Pound Sterling	United States Dollar
	1,045,908	2,155,094	$4,550
12/31/07	British Pound Sterling 15,733,594	United States Dollar 32,561,932	237,751
12/3/07	Euro 182,962	United States Dollar 268,314	(247)
12/31/07	Euro 42,361,690	United States Dollar 62,639,383	421,513
			$663,567

Purchases

Settlement Date	In Exchange For	Deliver	Net Unrealized Appreciation (Depreciation)
12/31/07	British Pound Sterling	United States Dollar
	1,028,788	2,118,232	$(4,619)
12/31/07	Euro 162,140	United States Dollar 237,932	207
			$(4,412)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell	Notional Amount (000's omitted)	Pay/Receive Annual Fixed Rate	Termination Date	Unrealized Appreciation
Lehman
Brothers, Inc.	Inergy, L.P.	Sell	$2,000	2.20%	3/20/10	$54,801
						$54,801

At November 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

Eaton Vance Floating-Rate Income Trust as of November 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

10  Recently Issued Accounting Pronouncements

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Eaton Vance Floating-Rate Income Trust

DIVIDEND REINVESTMENT PLAN

The Fund offers a dividend reinvestment plan (the Plan) pursuant to which shareholders may elect to have dividends and capital gains distributions reinvested in common shares (the Shares) of the Fund. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc., as dividend paying agent. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with the Fund's transfer agent, PFPC Inc., or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by the Fund. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquiries regarding the Plan can be directed to the Plan Agent, PFPC Inc., at 1-866-439-6787.

Eaton Vance Floating-Rate Income Trust

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

  Please print exact name on account:

  Shareholder signature  Date

  Shareholder signature  Date

  Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

Eaton Vance Floating-Rate Income Trust
c/o PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027
866-439-6787

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company and has no employees.

Number of Shareholders

As of November 30, 2007, our records indicate that there are 14 registered shareholders and approximately 33,453 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive our reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
1-800-225-6265

New York Stock Exchange symbol

The New York Stock Exchange symbol is EFT.

Eaton Vance Floating-Rate Income Trust

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Floating-Rate Income Trust

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement between the Eaton Vance Floating-Rate Income Trust (the "Fund") and Eaton Vance Management (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior secured floating-rate loans. The Board noted the experience of the Adviser's 30 bank loan investment professionals and other personnel who provide services to the Fund, including five portfolio managers and 17 analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Eaton Vance Floating-Rate Income Trust

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the year ended September 30, 2006 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to as "management fees"). As part of its review, the Board considered the Fund's management fee and total expense ratio for the year ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also considered the fact that the Fund is not continuously offered and concluded that, in light of the level of the Adviser's profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund.

Eaton Vance Floating-Rate Income Trust

INVESTMENT MANAGEMENT

Eaton Vance Floating-Rate Income Trust

Officers
Scott H. Page
President
Thomas E. Faust Jr.
Vice President
Michael W. Weilheimer
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer
John E. Pelletier
Chief Legal Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout

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Investment Adviser and Administrator of Eaton Vance Floating-Rate Income Trust
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 43027
Providence, RI 02940-3027
(866) 439-6787

Overnight Mail:
PFPC Inc.

Attn: Eaton Vance Funds
250 Royal Street
Canton, MA 02021

Eaton Vance Floating-Rate Income Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 800-225-6265.

2224-1/08  CE-FLRINCSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Scott H. Page and other Eaton Vance Management (“EVM”) investment professionals comprise the investment team responsible for the overall management of the Fund’s investments as well as allocations of the Fund’s assets between common and preferred stocks.  Mr. Page is the portfolio manager responsible for the day-to-day management of specific segments of the Fund’s investment portfolio.

Mr. Page has been an Eaton Vance portfolio manager since 1996 and is a Vice President of EVM and Boston Management and Research, an Eaton Vance subsidiary (“BMR”). He is head of Eaton Vance’s Senior Loan Group.  This information is provided as of the date of filing of this report.

The following tables show, as of the date of this report, the number of accounts the portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category.  The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

	Number of All Accounts	Total Assets of All Accounts*	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee*
Scott H. Page
Registered Investment Companies	14	$14,207.3	0	$0
Other Pooled Investment Vehicles	7	$6,390.5	6	$3,345.4
Other Accounts	2	$1,025.5	0	$0

*In millions of dollars. For registered investment companies, assets represent net assets of all open-end investment companies and gross assets of all closed-end investment companies.

The following table shows the dollar range of Fund shares beneficially owned by the portfolio manager as of the date of this report.

Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund
Scott H. Page	$50,001 - $100,000

Potential for Conflicts of Interest.  The portfolio managers manage multiple investment portfolios.  Conflicts of interest may arise between a portfolio manager’s management of the Fund and his or her management of these other investment portfolios. Potential areas of conflict may include allocation of a portfolio manager’s time, investment opportunities and trades among investment portfolios, including the Fund, personal securities transactions and use of Fund portfolio holdings information.   In addition, some investment portfolios may compensate the investment adviser or sub-adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for a portfolio manager in the allocation of management time and investment opportunities.  Eaton Vance Management has adopted policies and procedures that it believes are reasonably designed to address these conflicts.  There is no guarantee that such policies and procedures will be effective or that all potential conflicts will be anticipated.

Portfolio Manager Compensation Structure

Compensation of EVM’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and/or restricted shares of EVC’s nonvoting common stock. EVM’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to all EVM’s employees. Compensation of EVM’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. EVM compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus appropriate peer groups or benchmarks. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to risk-adjusted performance. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

EVM seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. EVM participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of EVM and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of EVM’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Trust

By:	/s/Scott H. Page
Scott H. Page
President

Date:	January 11, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	January 11, 2008

By:	/s/Scott H. Page
Scott H. Page
President

Date:	January 11, 2008